Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 17, 2023
Entity Registrant Name	dei_EntityRegistrantName	NEOS ETF TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001848758
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 17, 2023
Document Effective Date	dei_DocumentEffectiveDate	Oct. 18, 2023
Prospectus Date	rr_ProspectusDate	Oct. 18, 2023
Kurv Yield Premium Strategy Amazon (AMZN) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Kurv Yield Premium Strategy Amazon (AMZN) ETF (TICKER: AMZP) - SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Kurv Yield Premium Strategy Amazon (AMZN) ETF (the “Fund”) seeks to provide current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Amazon.com, Inc. (“AMZN” or “Amazon”), subject to a limit on potential investment gains.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). The fees are expressed as a percentage of the Fund’s average daily net assets. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund does not have any portfolio turnover because it has not yet launched.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the Fund’s initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in mutual funds and other exchange traded funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange traded fund that seeks current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of the common stock of Amazon.com, Inc. (“AMZN”); however the strategy limits potential investment gains related to share price appreciation. The Fund seeks to employ its investment strategy as it relates to AMZN in all market, economic, or other conditions. The Fund uses a synthetic covered call strategy to provide (1) income derived from options premiums and (2) exposure to the share price returns of AMZN, subject to a limit on potential share price returns on AMZN as a result of the nature of the options strategy it employs. To replicate the returns of the underlying stock, the Sub-Adviser will purchase at the money call options and sell put options with the same expiration date and the same strike price that may range from 1-12 months from expiry. The Fund from time to time may also invest directly in shares of AMZN. In implementing the strategy, the Sub-Adviser actively manages the direct and synthetic long position of the Fund, deciding among other things the pricing and expiry of the call and put options used. The combined exposure to AMZN shares created by synthetic long positions achieved through options and any direct investment in shares will not exceed 100% of the net assets of the fund. In addition, the Sub-Adviser makes active decisions for the Fund regarding how to gain long exposure via long stock positions or synthetic long positions or a combination of both. Options contracts must be exercised or traded to close within a specified time frame before the options contract expires. The Fund may hold cash and cash equivalents and/or the underlying stock from time to time when there are disruptions in the options markets making it difficult or impractical to employ a covered call strategy to synthetically track the underlying stock. In such situations, the Fund may better track the performance of the underlying stock by holding it directly until disruptions in the options markets cease. In addition to achieving a long position in AMZN stock, either synthetically or through purchasing shares, the fund will hold positions in AMZN options contracts as described below.

For more information, see sections “The Fund’s Use of AMZN Option Contracts” and “Synthetic Covered Call Strategy” below.

An investment in the Fund is not an investment in AMZN. The strategy employed to construct the Fund’s portfolio is designed to generate income; however the Fund may not fully participate in gains in AMZN’s stock price. The use of options in the Fund’s strategy will limit any share price gains in AMZN but the Fund remains subject to all potential share price losses in AMZN which may not be offset by income the Fund receives. The performance of the Fund’s shares may exceed, substantially track or trail the performance of AMZN because the options transactions that the Fund enters may outperform or underperform the underlying stock’s performance.

The Fund’s investment adviser is Kurv Investment Management LLC (“Kurv” or the “Adviser”) and the investment sub-adviser is NEOS Investment Management LLC (“NEOS” or the “Sub-Adviser”).

AMZN Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund purchases and sells a combination of standardized exchange-traded and/or FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of AMZN. The Fund will purchase call options and sell put options generally with 1-month to 12-month terms.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Fund – Exchange Traded Options Portfolio.”

All options contracts used by the Fund are based on the value of AMZN, which gives the Fund the right or obligation to receive or deliver shares of AMZN on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract. The Adviser may actively manage the written and purchased call options prior to expiration to potentially capture gains and minimize losses for the Fund due to the movement of AMZN.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund implements a “synthetic covered call” strategy using either stock and/or the standardized exchange-traded and/or FLEX options described above. The Fund’s synthetic covered call strategy consists of the following three elements, which are described in more detail below:

●	Cash and/or Synthetic long exposure to AMZN, which allows the Fund to seek to participate in the changes, up or down, in the price of AMZN’s stock.

●	Covered call writing (where AMZN call options are sold against the cash and/or synthetic long portion of the strategy), which allows the Fund to generate income.

●	Short-dated fixed income instruments, which are used for collateral for the options, and which also generate income.

Cash and/or Synthetic Long Exposure

The Fund may gain long exposure via purchasing AMZN shares or creating a synthetic long position. To achieve a synthetic long exposure to AMZN, the Fund buys AMZN call options and, simultaneously, sells AMZN put options to try to replicate the price movements of AMZN. The combination of the long call options and sold put options seek to provide the Fund with investment exposure equal to approximately 100% of AMZN for the duration of the applicable options exposure. The call options the Fund buys and the put options it sells will be at the same strike price in the same amount and have the same expiration.

Covered Call Writing

As part of its strategy, the Fund writes (sells) call option contracts on AMZN to generate income. If the fund gains long exposure synthetically, since the Fund does not directly own AMZN, these written call options will be sold short (i.e., selling a position it does not currently own).

It is important to note that the sale of the AMZN call option contracts will limit the Fund’s participation in the appreciation in AMZN’s stock price. If the stock price of AMZN increases, the above-referenced synthetic and/or holding the underlying stock directly would allow the Fund to experience similar percentage gains. However, if AMZN’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic and long stock exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic and/or long stock exposure to AMZN and the sold (short) AMZN call positions) will limit the Fund’s participation in gains in the AMZN stock price beyond a certain point.

When the Fund engages in covered call writing with respect to AMZN, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase AMZN on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. The notional principal amount of written call options will not exceed the principal amount of the synthetic or long stock position in AMZN.

Short-dated Fixed Income Instruments

The Fund holds cash and short-term fixed income securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund earns interest income on these holdings, which will be driven by interest rates at the time of investment. Short-term fixed income securities may be debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated U.S. corporate debt, floating-rate notes, money market funds and short-term U.S. fixed income ETFs. Any instrument held by the Fund will be rated investment grade or of comparable quality.

Fund’s Monthly Distributions

The Fund seeks to provide monthly income in the form of distributions to shareholders. The Fund seeks to generate such income which consists of two primary components, as follows:

●	Premium from writing (selling) call option contracts on AMZN as described above. This income made on the Fund’s options transactions will depend on the volatility of AMZN and thus its price return. AMZN stock, although other factors, including interest rates, will also impact the level of income.
●	Interest from investing in short-term fixed income securities. This income will be driven by interest rates at the time of investment.

To the extent the Fund holds shares of AMZN directly, income may also be generated from dividend distributions.

Fund’s Return Profile vs AMZN

For the reasons stated above, the Fund’s performance will differ from that of AMZN’s stock price. The performance differences will depend on, among other things, the price of AMZN, changes in the price of the AMZN options contracts the Fund has purchased and sold, the extent to which AMZN owns shares directly and changes in the value of the fixed income securities in the portfolio.

Below is a chart plot showing the expected return profile of a share of the Fund as compared to the underlying stock:

The above payoff graph illustrates the option position’s total profit or loss (y-axis) depending on the price of the underlying stock (x-axis). The strike price of an option is the price at which a put or call option can be exercised. “Breakeven point” is the stock purchase price minus the premium received from call option sale. The maximum profit potential of a covered call is achieved if the stock price is at or above the strike price of the call at expiration. Maximum profit is equal to the premium received from the call option sale plus the difference between the strike price and the stock purchase price. Profit potential is capped and remains constant when the stock price is greater than the strike price.

Below the strike price, the line slopes downward as the payoff falls in proportion with the stock price. If the underlying stock price is below the breakeven price at expiration, the covered call strategy will result in a loss. The loss will be equal to the ending stock price minus the stock purchase price plus the call option premium received.

The graph is included to illustrate a covered call strategy. Because the fund may sell call options with a variety of expiration dates and strikes, the actual profile of that strategy may vary from that depicted in the charts. For example, the income earned from the sale of options can vary relative to a comparative stock position where calls have not been sold and the reduced upside potential could begin at a higher, or lower stock position level than depicted above.

Fund Portfolio

The Fund’s principal holdings are described below:

The Kurv Yield Premium Strategy Amazon (AMZN) ETF
Portfolio Holdings (All options are based on the value of AMZN)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of AMZN at the time of purchase) to provide exposure to positive price returns of AMZN.

If the stock of AMZN increases, these options will generate corresponding increases to the Fund.

1-month to one-year expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of AMZN at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by AMZN.

1-month to one-year expiration dates
Sold (short) call option contracts

“out-of-the-money” (i.e., the strike price is approximately 5%-15% more than the then- current share price of AMZN at the time of sale).

They may generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced. Selling short call option will generate a loss for the Fund if the underlying stock moves higher through the strike price of the call option contract.

1-month to one-year expiration dates
AMZN Shares	Shares of AMZN	N/A
Short-term Fixed Income Instruments and Cash

Fixed Income Instruments of varying maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Fixed Income Instruments include debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated corporate debt, floating-rate notes, money market funds and short-term fixed income ETFs. The maturity of the short-term instruments is less than 1-year.

These instruments may be used as collateral for the Fund’s derivative investments.

They may also generate income.

Average portfolio duration of this Fund normally varies from zero to three years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The market value of the cash and fixed income securities held by the Fund are expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets.

The Fund has adopted a non-fundamental policy to have at least 80% of its investment exposure, under normal circumstances, to AMZN’s underlying stock and financial instruments with economic characteristics that provide exposure to the performance of AMZN.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund is a unique investment product that may not be suitable for all investors. An investor should consider investing in the Fund if it, among other reasons, fully understands the risks inherent in an investment in the Fund’s Shares. There is no guarantee that the Fund, in the future will provide the opportunity for upside participation to the price exposure of underlying. There may be limits on upside participation to the price exposure of underlying under certain market conditions.

The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by AMZN over the call period. This means that if AMZN experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform AMZN over the call period.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. In addition, an investor may lose its investment even if the strategy is properly implemented.

Amazon.com, Inc.

Amazon’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be affected by a number of factors, whether currently known or unknown, including those described below. When any one or more of these risks materialize from time to time, the company’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be materially and adversely affected.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH AMAZON.COM, INC.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to AMZN. As of the date of the Prospectus, AMZN is assigned to the internet retail industry.

This Prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of AMZN. The common stock of Amazon.com, Inc. (AMZN) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by AMZN pursuant to the Exchange Act can be located at the SEC’s website at www.sec.gov. In addition, information regarding AMZN may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Because the Fund has not yet launched, the performance section is omitted.
Kurv Yield Premium Strategy Amazon (AMZN) ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with all ETFs, there is the risk that you could lose money through your investment in the Fund.
Kurv Yield Premium Strategy Amazon (AMZN) ETF | Amazon Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Amazon Risk. Amazon faces risks associated with intense competition across different industries, including physical, e-commerce omnichannel retail, e-commerce services, web and infrastructure computing services, electronic devices, digital content, advertising, grocery, and transportation and logistics services; the expansion into new products, services, technologies and geographic regions; its international activities; the variability in the demand for its products and services; intellectual property rights; risks relating to successfully optimizing and operating its fulfilment network and data centers; data loss or other security breaches; maintaining key senior management personnel and the ability to hire and retain highly skilled and other key personnel; maintaining good supplier relationships, including content and technology licensors; the success of acquisitions or joint ventures or other investments; its rapidly evolving and expanding business model; and legal, regulatory and litigation issues.

Business Risks - To remain competitive and stimulate customer demand, Amazon must successfully manage frequent introductions and transitions of products and services. The company depends on component and product manufacturing and logistical services provided by outsourcing partners, many of which are located outside of the U.S.

Future operating results depend upon the company’s ability to obtain components in sufficient quantities on commercially reasonable terms. Amazon’s products and services may be affected from time to time by design and manufacturing defects that could materially adversely affect the Company’s business and result in harm to the company’s reputation. The company is exposed to the risk of write-downs on the value of its inventory and other assets, in addition to purchase commitment cancellation risk. The company relies on access to third-party intellectual property, which may not be available to the company on commercially reasonable terms or at all. The company’s future performance depends in part on support from third-party software developers. Failure to obtain or create digital content that appeals to the company’s customers, or to make such content available on commercially reasonable terms, could have a material adverse impact on the company’s business, results of operations and financial condition. The company’s success depends largely on the continued service and availability of highly skilled employees, including key personnel. The company depends on the performance of carriers, wholesalers, retailers and other resellers. The company’s business and reputation are impacted by information technology system failures and network disruptions. Losses or unauthorized access to or releases of confidential information, including personal information, could subject the company to significant reputational, financial, legal and operational consequences. Investment in new business strategies and acquisitions could disrupt the company’s ongoing business, present risks not originally contemplated and adversely affect the company’s business, reputation, results of operations and financial condition. The company’s retail stores have required and will continue to require a substantial investment and commitment of resources and are subject to numerous risks and uncertainties.

Legal and Regulatory Compliance Risks - Amazon’s business, results of operations and financial condition could be adversely impacted by unfavorable results of legal proceedings or government investigations. The company is subject to complex and changing laws and regulations worldwide, which exposes the company to potential liabilities, increased costs and other adverse effects on the company’s business. The technology industry, including, in some instances, the company, is subject to intense media, political and regulatory scrutiny, which exposes the company to increasing regulation, government investigations, legal actions and penalties. The company’s business is subject to a variety of U.S. and international laws, rules, policies and other obligations regarding data protection.

Financial Risks - Amazon expects its quarterly net sales and results of operations to fluctuate. Amazon’s financial performance is subject to risks associated with changes in the value of the U.S. dollar relative to local currencies. The company is exposed to credit risk and fluctuations in the values of its investment portfolio. The company is exposed to credit risk on its trade accounts receivable, vendor non-trade receivables and prepayments related to long-term supply agreements, and this risk is heightened during periods when economic conditions worsen. The company is subject to changes in tax rates, the adoption of new U.S. or international tax legislation and exposure to additional tax liabilities.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Active Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Call Writing Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Call Writing Strategy Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of AMZN above the exercise prices of the written options, but will continue to bear the risk of declines in the value of AMZN. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stock over time. In addition, the Fund’s ability to sell shares of the underlying stock will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option.

The covered call strategy may be subject to imperfect matching or price correlation between the written options and the Underlying Fund, which could reduce the Fund’s returns. Exchanges may suspend the trading of options (for example due to volatile markets or if trading in the underlying stock is halted). If trading is suspended, the Fund may be unable to write or purchase options at times that may be desirable or advantageous to the Fund to do so. If the Fund is unable to extinguish the option position before exercise, the Fund may be required to deliver the corresponding shares of the underlying stock, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, this could lead to re-purchasing shares of the underlying stock or selling the corresponding options at a less favorable price than the fund might have received had the options been extinguished.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Covered Call Option Writing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Covered Call Option Writing Risk. By writing covered call options, in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the AMZN above the exercise prices of such options, but will continue to bear the risk of declines in the value of the AMZN. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Cybersecurity and Disaster Recovery Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity and Disaster Recovery Risks. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund is susceptible to operational, information security, and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset or rate. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Distribution Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Exchange Traded Fund Structure Risk. The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. The risk that fixed income securities and dividend paying equity securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with AMZN. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in Fund shares.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | New Adviser Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Adviser Risk. The Adviser has only recently commenced managing ETFs. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser’s management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record of managing a mutual fund from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversified Risk. The Fund is non-diversified. This means that the Fund, unlike a diversified fund, will have a larger portion of its assets exposed to the performance of a single stock than a diversified fund. Because a relatively high percentage of the Fund’s assets will be exposed to the performance of a single stock related to one economic sector, the Fund’s portfolio may be more susceptible to any single economic, or regulatory occurrence than the portfolio of a diversified fund.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Pandemics Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Pandemics Risk. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Price Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by AMZN over the call period. This means that if AMZN experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform AMZN over the call period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by AMZN over each call period, but has full exposure to any decreases in value experienced by AMZN over the call period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of AMZN. The degree of participation in AMZN gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from call period to call period. The value of the options contracts is affected by changes in the value and dividend rates of AMZN, changes in interest rates, changes in the actual or perceived volatility of AMZN and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of AMZN changes and time moves towards the expiration of each call period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of AMZN. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the AMZN will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by AMZN. When an investor purchases and sells shares of the Fund, such purchases and sales may affect the investor’s performance in light of the Fund’s share price trailing, tracking or outperforming the underlying stock. For example, if an investor purchases shares or sells shares of the Fund immediately prior to, after or during the period the Sub-Adviser is entering in covered call transactions for the Fund may heighten the difference between the share price of that investor’s shares and the performance the underlying stock over the period the investor owns Fund shares.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Information Technology Sector Risk. The Fund may be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent protection and the expiration of patents may adversely affect the profitability of these companies.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Single Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (AMZN), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk. The Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | US Treasury Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

US Treasury Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Kurv Yield Premium Strategy Amazon (AMZN) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AMZP
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.15%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 366
Kurv Yield Premium Strategy Apple (AAPL) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Kurv Yield Premium Strategy Apple (AAPL) ETF (TICKER: AAPY) - SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Kurv Yield Premium Strategy Apple (AAPL) ETF (the “Fund”) seeks to provide current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Apple Inc. (“AAPL” or “Apple”), subject to a limit on potential investment gains.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). The fees are expressed as a percentage of the Fund’s average daily net assets. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund does not have any portfolio turnover because it has not yet launched.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the Fund’s initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in mutual funds and other exchange traded funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange traded fund that seeks current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of the common stock of Apple Inc. (“AAPL”); however the strategy limits potential investment gains related to share price appreciation. The Fund seeks to employ its investment strategy as it relates to AAPL in all market, economic, or other conditions. The Fund uses a synthetic covered call strategy to provide (1) income derived from options premiums and (2) exposure to the share price returns of AAPL, subject to a limit on potential share price returns on AAPL as a result of the nature of the options strategy it employs. To replicate the returns of the underlying stock, the Sub-Adviser will purchase at the money call options and sell put options with the same expiration date and the same strike price that may range from 1-12 months from expiry. The Fund from time to time may also invest directly in shares of AAPL. In implementing the strategy, the Sub-Adviser actively manages the direct and synthetic long position of the Fund, deciding among other things the pricing and expiry of the call and put options used. The combined exposure to AAPL shares created by synthetic long positions achieved through options and any direct investment in shares will not exceed 100% of the net assets of the fund. In addition, the Sub-Adviser makes active decisions for the Fund regarding how to gain long exposure via long stock positions or synthetic long positions or a combination of both. Options contracts must be exercised or traded to close within a specified time frame before the options contract expires. The Fund may hold cash and cash equivalents and/or the underlying stock from time to time when there are disruptions in the options markets making it difficult or impractical to employ a covered call strategy to synthetically track the underlying stock. In such situations, the Fund may better track the performance of the underlying stock by holding it directly until disruptions in the options markets cease. In addition to achieving a long position in AAPL stock, either synthetically or through purchasing shares, the fund will hold positions in AAPL options contracts as described below.

For more information, see sections “The Fund’s Use of AAPL Option Contracts” and “Synthetic Covered Call Strategy” below.

An investment in the Fund is not an investment in AAPL. The strategy employed to construct the Fund’s portfolio is designed to generate income; however the Fund may not fully participate in gains in AAPL’s stock price. The use of options in the Fund’s strategy will limit any share price gains in AAPL but the Fund remains subject to all potential share price losses in AAPL which may not be offset by income the Fund receives. The performance of the Fund’s shares may exceed, substantially track or trail the performance of AAPL because the options transactions that the Fund enters may outperform or underperform the underlying stock’s performance.

The Fund’s investment adviser is Kurv Investment Management LLC (“Kurv” or the “Adviser”) and the investment sub-adviser is NEOS Investment Management LLC (“NEOS” or the “Sub-Adviser”).

AAPL Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund purchases and sells a combination of standardized exchange-traded and/or FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of AAPL. The Fund will purchase call options and sell put options generally with 1-month to 12-month terms.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Fund – Exchange Traded Options Portfolio.”

All options contracts used by the Fund are based on the value of AAPL, which gives the Fund the right or obligation to receive or deliver shares of AAPL on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract. The Adviser may actively manage the written and purchased call options prior to expiration to potentially capture gains and minimize losses for the Fund due to the movement of AAPL.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund implements a “synthetic covered call” strategy using either stock and/or the standardized exchange-traded and/or FLEX options described above. The Fund’s synthetic covered call strategy consists of the following three elements, which are described in more detail below:

●	Cash and/or Synthetic long exposure to AAPL, which allows the Fund to seek to participate in the changes, up or down, in the price of AAPL’s stock.

●	Covered call writing (where AAPL call options are sold against the cash and/or synthetic long portion of the strategy), which allows the Fund to generate income.

●	Short-dated fixed income instruments, which are used for collateral for the options, and which also generate income.

Cash and/or Synthetic Long Exposure

The Fund may gain long exposure via purchasing AAPL shares or creating a synthetic long position. To achieve a synthetic long exposure to AAPL, the Fund buys AAPL call options and, simultaneously, sells AAPL put options to try to replicate the price movements of AAPL. The combination of the long call options and sold put options seek to provide the Fund with investment exposure equal to approximately 100% of AAPL for the duration of the applicable options exposure. The call options the Fund buys and the put options it sells will be at the same strike price in the same amount and have the same expiration.

Covered Call Writing

As part of its strategy, the Fund writes (sells) call option contracts on AAPL to generate income. If the fund gains long exposure synthetically, since the Fund does not directly own AAPL, these written call options will be sold short (i.e., selling a position it does not currently own).

It is important to note that the sale of the AAPL call option contracts will limit the Fund’s participation in the appreciation in AAPL’s stock price. If the stock price of AAPL increases, the above-referenced synthetic and/or holding the underlying stock directly would allow the Fund to experience similar percentage gains. However, if AAPL’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic and long stock exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic and/or long stock exposure to AAPL and the sold (short) AAPL call positions) will limit the Fund’s participation in gains in the AAPL stock price beyond a certain point.

When the Fund engages in covered call writing with respect to AAPL, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase AAPL on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. The notional principal amount of written call options will not exceed the principal amount of the synthetic or long stock position in AAPL.

Short-dated Fixed Income Instruments

The Fund holds cash and short-term fixed income securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund earns interest income on these holdings, which will be driven by interest rates at the time of investment. Short-term fixed income securities may be debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated U.S. corporate debt, floating-rate notes, money market funds and short-term U.S. fixed income ETFs. Any instrument held by the Fund will be rated investment grade or of comparable quality.

Fund’s Monthly Distributions

The Fund seeks to provide monthly income in the form of distributions to shareholders. The Fund seeks to generate such income which consists of two primary components, as follows:

●	Premium from writing (selling) call option contracts on AAPL as described above. This income made on the Fund’s options transactions will depend on the volatility of AAPL and thus its price return. AAPL stock, although other factors, including interest rates, will also impact the level of income.
●	Interest from investing in short-term fixed income securities. This income will be driven by interest rates at the time of investment.

To the extent the Fund holds shares of AAPL directly, income may also be generated from dividend distributions.

Fund’s Return Profile vs AAPL

For the reasons stated above, the Fund’s performance will differ from that of AAPL’s stock price. The performance differences will depend on, among other things, the price of AAPL, changes in the price of the AAPL options contracts the Fund has purchased and sold, the extent to which AAPL owns shares directly and changes in the value of the fixed income securities in the portfolio.

Below is a chart plot showing the expected return profile of a share of the Fund as compared to the underlying stock:

The above payoff graph illustrates the option position’s total profit or loss (y-axis) depending on the price of the underlying stock (x-axis). The strike price of an option is the price at which a put or call option can be exercised. “Breakeven point” is the stock purchase price minus the premium received from call option sale. The maximum profit potential of a covered call is achieved if the stock price is at or above the strike price of the call at expiration. Maximum profit is equal to the premium received from the call option sale plus the difference between the strike price and the stock purchase price. Profit potential is capped and remains constant when the stock price is greater than the strike price.

Below the strike price, the line slopes downward as the payoff falls in proportion with the stock price. If the underlying stock price is below the breakeven price at expiration, the covered call strategy will result in a loss. The loss will be equal to the ending stock price minus the stock purchase price plus the call option premium received.

The graph is included to illustrate a covered call strategy. Because the fund may sell call options with a variety of expiration dates and strikes, the actual profile of that strategy may vary from that depicted in the charts. For example, the income earned from the sale of options can vary relative to a comparative stock position where calls have not been sold and the reduced upside potential could begin at a higher, or lower stock position level than depicted above.

Fund Portfolio

The Fund’s principal holdings are described below:

The Kurv Yield Premium Strategy Apple (AAPL) ETF
Portfolio Holdings (All options are based on the value of AAPL)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of AAPL at the time of purchase) to provide exposure to positive price returns of AAPL.

If the stock of AAPL increases, these options will generate corresponding increases to the Fund.

1-month to one-year expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of AAPL at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by AAPL.

1-month to one-year expiration dates
Sold (short) call option contracts

“out-of-the-money” (i.e., the strike price is approximately 5%-15% more than the then- current share price of AAPL at the time of sale).

They may generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced. Selling short call option will generate a loss for the Fund if the underlying stock moves higher through the strike price of the call option contract.

1-month to one-year expiration dates
AAPL Shares	Shares of AAPL	N/A
Short-term Fixed Income Instruments and Cash

Fixed Income Instruments of varying maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Fixed Income Instruments include debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated corporate debt, floating-rate notes, money market funds and short-term fixed income ETFs. The maturity of the short-term instruments is less than 1-year.

These instruments may be used as collateral for the Fund’s derivative investments.

They may also generate income.

Average portfolio duration of this Fund normally varies from zero to three years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The market value of the cash and fixed income securities held by the Fund are expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets.

The Fund has adopted a non-fundamental policy to have at least 80% of its investment exposure, under normal circumstances, to AAPL’s underlying stock and financial instruments with economic characteristics that provide exposure to the performance of AAPL.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund is a unique investment product that may not be suitable for all investors. An investor should consider investing in the Fund if it, among other reasons, fully understands the risks inherent in an investment in the Fund’s Shares. There is no guarantee that the Fund, in the future will provide the opportunity for upside participation to the price exposure of underlying. There may be limits on upside participation to the price exposure of underlying under certain market conditions.

The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by AAPL over the call period. This means that if AAPL experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform AAPL over the call period.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. In addition, an investor may lose its investment even if the strategy is properly implemented.

Apple Inc.

Apple’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be affected by a number of factors, whether currently known or unknown, including those described below. When any one or more of these risks materialize from time to time, the company’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be materially and adversely affected.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH APPLE INC.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to AAPL. As of the date of the Prospectus, AAPL is assigned to the consumer electronic industry.

This Prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of AAPL. The common stock of Apple Inc. (AAPL) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by AAPL pursuant to the Exchange Act can be located at the SEC’s website at www.sec.gov. In addition, information regarding AAPL may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Because the Fund has not yet launched, the performance section is omitted.
Kurv Yield Premium Strategy Apple (AAPL) ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with all ETFs, there is the risk that you could lose money through your investment in the Fund.
Kurv Yield Premium Strategy Apple (AAPL) ETF | Active Management Risk [Member]
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Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
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Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Call Writing Strategy Risk [Member]
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Call Writing Strategy Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of AAPL above the exercise prices of the written options, but will continue to bear the risk of declines in the value of AAPL. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stock over time. In addition, the Fund’s ability to sell shares of the underlying stock will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option.

The covered call strategy may be subject to imperfect matching or price correlation between the written options and the Underlying Fund, which could reduce the Fund’s returns. Exchanges may suspend the trading of options (for example due to volatile markets or if trading in the underlying stock is halted). If trading is suspended, the Fund may be unable to write or purchase options at times that may be desirable or advantageous to the Fund to do so. If the Fund is unable to extinguish the option position before exercise, the Fund may be required to deliver the corresponding shares of the underlying stock, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, this could lead to re-purchasing shares of the underlying stock or selling the corresponding options at a less favorable price than the fund might have received had the options been extinguished.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Counterparty Risk [Member]
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Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Covered Call Option Writing Risk [Member]
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Covered Call Option Writing Risk. By writing covered call options, in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the AAPL above the exercise prices of such options, but will continue to bear the risk of declines in the value of the AAPL. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Credit Risk [Member]
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Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Cybersecurity and Disaster Recovery Risks [Member]
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Cybersecurity and Disaster Recovery Risks. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund is susceptible to operational, information security, and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Derivatives Risk [Member]
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Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset or rate. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Distribution Risk [Member]
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Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Equity Risk [Member]
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Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Exchange Traded Fund Structure Risk [Member]
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Exchange Traded Fund Structure Risk. The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Fixed Income Securities Risk [Member]
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Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Interest Rate Risk [Member]
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Interest Rate Risk. The risk that fixed income securities and dividend paying equity securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Liquidity Risk [Member]
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Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with AAPL. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Market and Geopolitical Risk [Member]
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Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Kurv Yield Premium Strategy Apple (AAPL) ETF | NAV Erosion Risk Due to Distributions [Member]
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NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in Fund shares.

Kurv Yield Premium Strategy Apple (AAPL) ETF | New Adviser Risk [Member]
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New Adviser Risk. The Adviser has only recently commenced managing ETFs. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser’s management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record of managing a mutual fund from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund.

Kurv Yield Premium Strategy Apple (AAPL) ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Risk Nondiversified Status [Member]
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Non-Diversified Risk. The Fund is non-diversified. This means that the Fund, unlike a diversified fund, will have a larger portion of its assets exposed to the performance of a single stock than a diversified fund. Because a relatively high percentage of the Fund’s assets will be exposed to the performance of a single stock related to one economic sector, the Fund’s portfolio may be more susceptible to any single economic, or regulatory occurrence than the portfolio of a diversified fund.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Options Risk [Member]
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Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Pandemics Risk [Member]
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Pandemics Risk. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Price Participation Risk [Member]
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Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by AAPL over the call period. This means that if AAPL experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform AAPL over the call period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by AAPL over each call period, but has full exposure to any decreases in value experienced by AAPL over the call period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of AAPL. The degree of participation in AAPL gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from call period to call period. The value of the options contracts is affected by changes in the value and dividend rates of AAPL, changes in interest rates, changes in the actual or perceived volatility of AAPL and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of AAPL changes and time moves towards the expiration of each call period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of AAPL. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the AAPL will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by AAPL. When an investor purchases and sells shares of the Fund, such purchases and sales may affect the investor’s performance in light of the Fund’s share price trailing, tracking or outperforming the underlying stock. For example, if an investor purchases shares or sells shares of the Fund immediately prior to, after or during the period the Sub-Adviser is entering in covered call transactions for the Fund may heighten the difference between the share price of that investor’s shares and the performance the underlying stock over the period the investor owns Fund shares.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Sector Risk [Member]
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Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Information Technology Sector Risk [Member]
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Information Technology Sector Risk. The Fund may be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent protection and the expiration of patents may adversely affect the profitability of these companies.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Single Issuer Risk [Member]
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Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (AAPL), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Tax Risk [Member]
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Tax Risk. The Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Kurv Yield Premium Strategy Apple (AAPL) ETF | US Treasury Risk [Member]
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US Treasury Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Valuation Risk [Member]
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Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Apple Risk [Member]
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Apple Risk. Apple’s business can be impacted by political events, trade and other international disputes, war, terrorism, natural disasters, public health issues, industrial accidents and other business interruptions.

Global markets for Apple’s products and services are highly competitive and subject to rapid technological change, and the company may be unable to compete effectively in these markets.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Kurv Yield Premium Strategy Apple (AAPL) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AAPY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.15%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 366
Kurv Yield Premium Strategy Walt Disney (DIS) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Kurv Yield Premium Strategy Walt Disney (DIS) ETF (TICKER: DISY) - SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Kurv Yield Premium Strategy Walt Disney (DIS) ETF (the “Fund”) seeks to provide current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of The Walt Disney Company (“DIS” or “Disney”), subject to a limit on potential investment gains.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). The fees are expressed as a percentage of the Fund’s average daily net assets. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund does not have any portfolio turnover because it has not yet launched.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the Fund’s initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in mutual funds and other exchange traded funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange traded fund that seeks current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of the common stock of The Walt Disney Company (“DIS”); however the strategy limits potential investment gains related to share price appreciation. The Fund seeks to employ its investment strategy as it relates to DIS in all market, economic, or other conditions. The Fund uses a synthetic covered call strategy to provide (1) income derived from options premiums and (2) exposure to the share price returns of DIS, subject to a limit on potential share price returns on DIS as a result of the nature of the options strategy it employs. To replicate the returns of the underlying stock, the Sub-Adviser will purchase at the money call options and sell put options with the same expiration date and the same strike price that may range from 1-12 months from expiry. The Fund from time to time may also invest directly in shares of DIS. In implementing the strategy, the Sub-Adviser actively manages the direct and synthetic long position of the Fund, deciding among other things the pricing and expiry of the call and put options used. The combined exposure to DIS shares created by synthetic long positions achieved through options and any direct investment in shares will not exceed 100% of the net assets of the fund. In addition, the Sub-Adviser makes active decisions for the Fund regarding how to gain long exposure via long stock positions or synthetic long positions or a combination of both. Options contracts must be exercised or traded to close within a specified time frame before the options contract expires. The Fund may hold cash and cash equivalents and/or the underlying stock from time to time when there are disruptions in the options markets making it difficult or impractical to employ a covered call strategy to synthetically track the underlying stock. In such situations, the Fund may better track the performance of the underlying stock by holding it directly until disruptions in the options markets cease. In addition to achieving a long position in DIS stock, either synthetically or through purchasing shares, the fund will hold positions in DIS options contracts as described below.

For more information, see sections “The Fund’s Use of DIS Option Contracts” and “Synthetic Covered Call Strategy” below.

An investment in the Fund is not an investment in DIS. The strategy employed to construct the Fund’s portfolio is designed to generate income; however the Fund may not fully participate in gains in DIS’s stock price. The use of options in the Fund’s strategy will limit any share price gains in DIS but the Fund remains subject to all potential share price losses in DIS which may not be offset by income the Fund receives. The performance of the Fund’s shares may exceed, substantially track or trail the performance of DIS because the options transactions that the Fund enters may outperform or underperform the underlying stock’s performance.

The Fund’s investment adviser is Kurv Investment Management LLC (“Kurv” or the “Adviser”) and the investment sub-adviser is NEOS Investment Management LLC (“NEOS” or the “Sub-Adviser”).

DIS Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund purchases and sells a combination of standardized exchange-traded and/or FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of DIS. The Fund will purchase call options and sell put options generally with 1-month to 12-month terms.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Fund – Exchange Traded Options Portfolio.”

All options contracts used by the Fund are based on the value of DIS, which gives the Fund the right or obligation to receive or deliver shares of DIS on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract. The Adviser may actively manage the written and purchased call options prior to expiration to potentially capture gains and minimize losses for the Fund due to the movement of DIS.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund implements a “synthetic covered call” strategy using either stock and/or the standardized exchange-traded and/or FLEX options described above. The Fund’s synthetic covered call strategy consists of the following three elements, which are described in more detail below:

●	Cash and/or Synthetic long exposure to DIS, which allows the Fund to seek to participate in the changes, up or down, in the price of DIS’s stock.

●	Covered call writing (where DIS call options are sold against the cash and/or synthetic long portion of the strategy), which allows the Fund to generate income.

●	Short-dated fixed income instruments, which are used for collateral for the options, and which also generate income.

Cash and/or Synthetic Long Exposure

The Fund may gain long exposure via purchasing DIS shares or creating a synthetic long position. To achieve a synthetic long exposure to DIS, the Fund buys DIS call options and, simultaneously, sells DIS put options to try to replicate the price movements of DIS. The combination of the long call options and sold put options seek to provide the Fund with investment exposure equal to approximately 100% of DIS for the duration of the applicable options exposure. The call options the Fund buys and the put options it sells will be at the same strike price in the same amount and have the same expiration.

Covered Call Writing

As part of its strategy, the Fund writes (sells) call option contracts on DIS to generate income. If the fund gains long exposure synthetically, since the Fund does not directly own DIS, these written call options will be sold short (i.e., selling a position it does not currently own).

It is important to note that the sale of the DIS call option contracts will limit the Fund’s participation in the appreciation in DIS’s stock price. If the stock price of DIS increases, the above-referenced synthetic and/or holding the underlying stock directly would allow the Fund to experience similar percentage gains. However, if DIS’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic and long stock exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic and/or long stock exposure to DIS and the sold (short) DIS call positions) will limit the Fund’s participation in gains in the DIS stock price beyond a certain point.

When the Fund engages in covered call writing with respect to DIS, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase DIS on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. The notional principal amount of written call options will not exceed the principal amount of the synthetic or long stock position in DIS.

Short-dated Fixed Income Instruments

The Fund holds cash and short-term fixed income securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund earns interest income on these holdings, which will be driven by interest rates at the time of investment. Short-term fixed income securities may be debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated U.S. corporate debt, floating-rate notes, money market funds and short-term U.S. fixed income ETFs. Any instrument held by the Fund will be rated investment grade or of comparable quality.

Fund’s Monthly Distributions

The Fund seeks to provide monthly income in the form of distributions to shareholders. The Fund seeks to generate such income which consists of two primary components, as follows:

●	Premium from writing (selling) call option contracts on DIS as described above. This income made on the Fund’s options transactions will depend on the volatility of DIS and thus its price return. DIS stock, although other factors, including interest rates, will also impact the level of income.

●	Interest from investing in short-term fixed income securities. This income will be driven by interest rates at the time of investment.

To the extent the Fund holds shares of DIS directly, income may also be generated from dividend distributions.

Fund’s Return Profile vs DIS

For the reasons stated above, the Fund’s performance will differ from that of DIS’s stock price. The performance differences will depend on, among other things, the price of DIS, changes in the price of the DIS options contracts the Fund has purchased and sold, the extent to which DIS owns shares directly and changes in the value of the fixed income securities in the portfolio.

Below is a chart plot showing the expected return profile of a share of the Fund as compared to the underlying stock:

The above payoff graph illustrates the option position’s total profit or loss (y-axis) depending on the price of the underlying stock (x-axis). The strike price of an option is the price at which a put or call option can be exercised. “Breakeven point” is the stock purchase price minus the premium received from call option sale. The maximum profit potential of a covered call is achieved if the stock price is at or above the strike price of the call at expiration. Maximum profit is equal to the premium received from the call option sale plus the difference between the strike price and the stock purchase price. Profit potential is capped and remains constant when the stock price is greater than the strike price.

Below the strike price, the line slopes downward as the payoff falls in proportion with the stock price. If the underlying stock price is below the breakeven price at expiration, the covered call strategy will result in a loss. The loss will be equal to the ending stock price minus the stock purchase price plus the call option premium received.

The graph is included to illustrate a covered call strategy. Because the fund may sell call options with a variety of expiration dates and strikes, the actual profile of that strategy may vary from that depicted in the charts. For example, the income earned from the sale of options can vary relative to a comparative stock position where calls have not been sold and the reduced upside potential could begin at a higher, or lower stock position level than depicted above.

Fund Portfolio

The Fund’s principal holdings are described below:

The Kurv Yield Premium Strategy Walt Disney (DIS) ETF
Portfolio Holdings (All options are based on the value of DIS)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of DIS at the time of purchase) to provide exposure to positive price returns of DIS.

If the stock of DIS increases, these options will generate corresponding increases to the Fund.

1-month to one-year expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of DIS at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by DIS.

1-month to one-year expiration dates
Sold (short) call option contracts

“out-of-the-money” (i.e., the strike price is approximately 5%-15% more than the then- current share price of DIS at the time of sale).

They may generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced. Selling short call option will generate a loss for the Fund if the underlying stock moves higher through the strike price of the call option contract.

1-month to one-year expiration dates
DIS Shares	Shares of DIS	N/A
Short-term Fixed Income Instruments and Cash

Fixed Income Instruments of varying maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Fixed Income Instruments include debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated corporate debt, floating-rate notes, money market funds and short-term fixed income ETFs. The maturity of the short-term instruments is less than 1-year.

These instruments may be used as collateral for the Fund’s derivative investments.

They may also generate income.

Average portfolio duration of this Fund normally varies from zero to three years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The market value of the cash and fixed income securities held by the Fund are expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets.

The Fund has adopted a non-fundamental policy to have at least 80% of its investment exposure, under normal circumstances, to DIS’s underlying stock and financial instruments with economic characteristics that provide exposure to the performance of DIS.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund is a unique investment product that may not be suitable for all investors. An investor should consider investing in the Fund if it, among other reasons, fully understands the risks inherent in an investment in the Fund’s Shares. There is no guarantee that the Fund, in the future will provide the opportunity for upside participation to the price exposure of underlying. There may be limits on upside participation to the price exposure of underlying under certain market conditions.

The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by DIS over the call period. This means that if DIS experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform DIS over the call period.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. In addition, an investor may lose its investment even if the strategy is properly implemented.

The Walt Disney Company

Disney’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be affected by a number of factors, whether currently known or unknown, including those described below. When any one or more of these risks materialize from time to time, the company’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be materially and adversely affected.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH THE WALT DISNEY COMPANY

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to DIS. As of the date of the Prospectus, DIS is assigned to the entertainment industry.

This Prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of DIS. The common stock of The Walt Disney Company (DIS) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by DIS pursuant to the Exchange Act can be located at the SEC’s website at www.sec.gov. In addition, information regarding DIS may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Because the Fund has not yet launched, the performance section is omitted.
Kurv Yield Premium Strategy Walt Disney (DIS) ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with all ETFs, there is the risk that you could lose money through your investment in the Fund.
Kurv Yield Premium Strategy Walt Disney (DIS) ETF | Active Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Kurv Yield Premium Strategy Walt Disney (DIS) ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Kurv Yield Premium Strategy Walt Disney (DIS) ETF | Call Writing Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Call Writing Strategy Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of DIS above the exercise prices of the written options, but will continue to bear the risk of declines in the value of DIS. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stock over time. In addition, the Fund’s ability to sell shares of the underlying stock will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option.

The covered call strategy may be subject to imperfect matching or price correlation between the written options and the Underlying Fund, which could reduce the Fund’s returns. Exchanges may suspend the trading of options (for example due to volatile markets or if trading in the underlying stock is halted). If trading is suspended, the Fund may be unable to write or purchase options at times that may be desirable or advantageous to the Fund to do so. If the Fund is unable to extinguish the option position before exercise, the Fund may be required to deliver the corresponding shares of the underlying stock, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, this could lead to re-purchasing shares of the underlying stock or selling the corresponding options at a less favorable price than the fund might have received had the options been extinguished.

Kurv Yield Premium Strategy Walt Disney (DIS) ETF | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Kurv Yield Premium Strategy Walt Disney (DIS) ETF | Covered Call Option Writing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Covered Call Option Writing Risk. By writing covered call options, in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the DIS above the exercise prices of such options, but will continue to bear the risk of declines in the value of the DIS. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error.

Kurv Yield Premium Strategy Walt Disney (DIS) ETF | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv Yield Premium Strategy Walt Disney (DIS) ETF | Cybersecurity and Disaster Recovery Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity and Disaster Recovery Risks. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund is susceptible to operational, information security, and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.

Kurv Yield Premium Strategy Walt Disney (DIS) ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset or rate. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Kurv Yield Premium Strategy Walt Disney (DIS) ETF | Distribution Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Kurv Yield Premium Strategy Walt Disney (DIS) ETF | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Kurv Yield Premium Strategy Walt Disney (DIS) ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Exchange Traded Fund Structure Risk. The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Kurv Yield Premium Strategy Walt Disney (DIS) ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Kurv Yield Premium Strategy Walt Disney (DIS) ETF | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. The risk that fixed income securities and dividend paying equity securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv Yield Premium Strategy Walt Disney (DIS) ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with DIS. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Kurv Yield Premium Strategy Walt Disney (DIS) ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

Kurv Yield Premium Strategy Walt Disney (DIS) ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Kurv Yield Premium Strategy Walt Disney (DIS) ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in Fund shares.

Kurv Yield Premium Strategy Walt Disney (DIS) ETF | New Adviser Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Adviser Risk. The Adviser has only recently commenced managing ETFs. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser’s management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record of managing a mutual fund from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund.

Kurv Yield Premium Strategy Walt Disney (DIS) ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Kurv Yield Premium Strategy Walt Disney (DIS) ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversified Risk. The Fund is non-diversified. This means that the Fund, unlike a diversified fund, will have a larger portion of its assets exposed to the performance of a single stock than a diversified fund. Because a relatively high percentage of the Fund’s assets will be exposed to the performance of a single stock related to one economic sector, the Fund’s portfolio may be more susceptible to any single economic, or regulatory occurrence than the portfolio of a diversified fund.

Kurv Yield Premium Strategy Walt Disney (DIS) ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Kurv Yield Premium Strategy Walt Disney (DIS) ETF | Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Kurv Yield Premium Strategy Walt Disney (DIS) ETF | Pandemics Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Pandemics Risk. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty.

Kurv Yield Premium Strategy Walt Disney (DIS) ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Kurv Yield Premium Strategy Walt Disney (DIS) ETF | Price Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by DIS over the call period. This means that if DIS experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform DIS over the call period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by DIS over each call period, but has full exposure to any decreases in value experienced by DIS over the call period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of DIS. The degree of participation in DIS gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from call period to call period. The value of the options contracts is affected by changes in the value and dividend rates of DIS, changes in interest rates, changes in the actual or perceived volatility of DIS and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of DIS changes and time moves towards the expiration of each call period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of DIS. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the DIS will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by DIS. When an investor purchases and sells shares of the Fund, such purchases and sales may affect the investor’s performance in light of the Fund’s share price trailing, tracking or outperforming the underlying stock. For example, if an investor purchases shares or sells shares of the Fund immediately prior to, after or during the period the Sub-Adviser is entering in covered call transactions for the Fund may heighten the difference between the share price of that investor’s shares and the performance the underlying stock over the period the investor owns Fund shares.

Kurv Yield Premium Strategy Walt Disney (DIS) ETF | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Kurv Yield Premium Strategy Walt Disney (DIS) ETF | Single Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (DIS), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Kurv Yield Premium Strategy Walt Disney (DIS) ETF | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk. The Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Kurv Yield Premium Strategy Walt Disney (DIS) ETF | US Treasury Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

US Treasury Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Kurv Yield Premium Strategy Walt Disney (DIS) ETF | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Kurv Yield Premium Strategy Walt Disney (DIS) ETF | Disney Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Disney Risk. Disney is subject to many risks that can negatively impact its revenue and viability including, but are not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. Disney Stock performance may be affected by changes in consumer preferences for entertainment offerings and products, its ability to generate revenue from its intellectual property rights, labor and employment disputes, the seasonality of certain of Disney’s businesses and changes in FCC, environmental, consumer safety and tax regulations. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of Disney Stock.

Legal and Regulatory Compliance Risks - Disney’s business, results of operations and financial condition could be adversely impacted by unfavorable results of legal proceedings or government investigations. The company is subject to complex and changing laws and regulations worldwide, which exposes the company to potential liabilities, increased costs and other adverse effects on the company’s business. The technology industry, including, in some instances, the company, is subject to intense media, political and regulatory scrutiny, which exposes the company to increasing regulation, government investigations, legal actions and penalties. The company’s business is subject to a variety of U.S. and international laws, rules, policies and other obligations regarding data protection.

Financial Risks - Disney expects its quarterly net sales and results of operations to fluctuate. Disney’s financial performance is subject to risks associated with changes in the value of the U.S. dollar relative to local currencies. The company is exposed to credit risk and fluctuations in the values of its investment portfolio. The company is exposed to credit risk on its trade accounts receivable, vendor non-trade receivables and prepayments related to long-term supply agreements, and this risk is heightened during periods when economic conditions worsen. The company is subject to changes in tax rates, the adoption of new U.S. or international tax legislation and exposure to additional tax liabilities.

Kurv Yield Premium Strategy Walt Disney (DIS) ETF | Kurv Yield Premium Strategy Walt Disney (DIS) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DISY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.15%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 366
Kurv Yield Premium Strategy ExxonMobil (XOM) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Kurv Yield Premium Strategy ExxonMobil (XOM) ETF (TICKER: XOMY) - SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Kurv Yield Premium Strategy ExxonMobil (XOM) ETF (the “Fund”) seeks to provide current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of ExxonMobil Inc. (“XOM” or “ExxonMobil”), subject to a limit on potential investment gains.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). The fees are expressed as a percentage of the Fund’s average daily net assets. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund does not have any portfolio turnover because it has not yet launched.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the Fund’s initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in mutual funds and other exchange traded funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange traded fund that seeks current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of the common stock of ExxonMobil Inc. (“XOM”); however the strategy limits potential investment gains related to share price appreciation. The Fund seeks to employ its investment strategy as it relates to XOM in all market, economic, or other conditions. The Fund uses a synthetic covered call strategy to provide (1) income derived from options premiums and (2) exposure to the share price returns of XOM, subject to a limit on potential share price returns on XOM as a result of the nature of the options strategy it employs. To replicate the returns of the underlying stock, the Sub-Adviser will purchase at the money call options and sell put options with the same expiration date and the same strike price that may range from 1-12 months from expiry. The Fund from time to time may also invest directly in shares of XOM. In implementing the strategy, the Sub-Adviser actively manages the direct and synthetic long position of the Fund, deciding among other things the pricing and expiry of the call and put options used. The combined exposure to XOM shares created by synthetic long positions achieved through options and any direct investment in shares will not exceed 100% of the net assets of the fund. In addition, the Sub-Adviser makes active decisions for the Fund regarding how to gain long exposure via long stock positions or synthetic long positions or a combination of both. Options contracts must be exercised or traded to close within a specified time frame before the options contract expires. The Fund may hold cash and cash equivalents and/or the underlying stock from time to time when there are disruptions in the options markets making it difficult or impractical to employ a covered call strategy to synthetically track the underlying stock. In such situations, the Fund may better track the performance of the underlying stock by holding it directly until disruptions in the options markets cease. In addition to achieving a long position in XOM stock, either synthetically or through purchasing shares, the fund will hold positions in XOM options contracts as described below.

For more information, see sections “The Fund’s Use of XOM Option Contracts” and “Synthetic Covered Call Strategy” below.

An investment in the Fund is not an investment in XOM. The strategy employed to construct the Fund’s portfolio is designed to generate income; however the Fund may not fully participate in gains in XOM’s stock price. The use of options in the Fund’s strategy will limit any share price gains in XOM but the Fund remains subject to all potential share price losses in XOM which may not be offset by income the Fund receives. The performance of the Fund’s shares may exceed, substantially track or trail the performance of XOM because the options transactions that the Fund enters may outperform or underperform the underlying stock’s performance.

The Fund’s investment adviser is Kurv Investment Management LLC (“Kurv” or the “Adviser”) and the investment sub-adviser is NEOS Investment Management LLC (“NEOS” or the “Sub-Adviser”).

XOM Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund purchases and sells a combination of standardized exchange-traded and/or FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of XOM. The Fund will purchase call options and sell put options generally with 1-month to 12-month terms.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Fund – Exchange Traded Options Portfolio.”

All options contracts used by the Fund are based on the value of XOM, which gives the Fund the right or obligation to receive or deliver shares of XOM on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract. The Adviser may actively manage the written and purchased call options prior to expiration to potentially capture gains and minimize losses for the Fund due to the movement of XOM.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund implements a “synthetic covered call” strategy using either stock and/or the standardized exchange-traded and/or FLEX options described above. The Fund’s synthetic covered call strategy consists of the following three elements, which are described in more detail below:

●	Cash and/or Synthetic long exposure to XOM, which allows the Fund to seek to participate in the changes, up or down, in the price of XOM’s stock.

●	Covered call writing (where XOM call options are sold against the cash and/or synthetic long portion of the strategy), which allows the Fund to generate income.

●	Short-dated fixed income instruments, which are used for collateral for the options, and which also generate income.

Cash and/or Synthetic Long Exposure

The Fund may gain long exposure via purchasing XOM shares or creating a synthetic long position. To achieve a synthetic long exposure to XOM, the Fund buys XOM call options and, simultaneously, sells XOM put options to try to replicate the price movements of XOM. The combination of the long call options and sold put options seek to provide the Fund with investment exposure equal to approximately 100% of XOM for the duration of the applicable options exposure. The call options the Fund buys and the put options it sells will be at the same strike price in the same amount and have the same expiration.

Covered Call Writing

As part of its strategy, the Fund writes (sells) call option contracts on XOM to generate income. If the fund gains long exposure synthetically, since the Fund does not directly own XOM, these written call options will be sold short (i.e., selling a position it does not currently own).

It is important to note that the sale of the XOM call option contracts will limit the Fund’s participation in the appreciation in XOM’s stock price. If the stock price of XOM increases, the above-referenced synthetic and/or holding the underlying stock directly would allow the Fund to experience similar percentage gains. However, if XOM’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic and long stock exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic and/or long stock exposure to XOM and the sold (short) XOM call positions) will limit the Fund’s participation in gains in the XOM stock price beyond a certain point.

When the Fund engages in covered call writing with respect to XOM, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase XOM on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. The notional principal amount of written call options will not exceed the principal amount of the synthetic or long stock position in XOM.

Short-dated Fixed Income Instruments

The Fund holds cash and short-term fixed income securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund earns interest income on these holdings, which will be driven by interest rates at the time of investment. Short-term fixed income securities may be debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated U.S. corporate debt, floating-rate notes, money market funds and short-term U.S. fixed income ETFs. Any instrument held by the Fund will be rated investment grade or of comparable quality.

Fund’s Monthly Distributions

The Fund seeks to provide monthly income in the form of distributions to shareholders. The Fund seeks to generate such income which consists of two primary components, as follows:

●	Premium from writing (selling) call option contracts on XOM as described above. This income made on the Fund’s options transactions will depend on the volatility of XOM and thus its price return. XOM stock, although other factors, including interest rates, will also impact the level of income.
●	Interest from investing in short-term fixed income securities. This income will be driven by interest rates at the time of investment.

To the extent the Fund holds shares of XOM directly, income may also be generated from dividend distributions.

Fund’s Return Profile vs XOM

For the reasons stated above, the Fund’s performance will differ from that of XOM’s stock price. The performance differences will depend on, among other things, the price of XOM, changes in the price of the XOM options contracts the Fund has purchased and sold, the extent to which XOM owns shares directly and changes in the value of the fixed income securities in the portfolio.

Below is a chart plot showing the expected return profile of a share of the Fund as compared to the underlying stock:

The above payoff graph illustrates the option position’s total profit or loss (y-axis) depending on the price of the underlying stock (x-axis). The strike price of an option is the price at which a put or call option can be exercised. “Breakeven point” is the stock purchase price minus the premium received from call option sale. The maximum profit potential of a covered call is achieved if the stock price is at or above the strike price of the call at expiration. Maximum profit is equal to the premium received from the call option sale plus the difference between the strike price and the stock purchase price. Profit potential is capped and remains constant when the stock price is greater than the strike price.

Below the strike price, the line slopes downward as the payoff falls in proportion with the stock price. If the underlying stock price is below the breakeven price at expiration, the covered call strategy will result in a loss. The loss will be equal to the ending stock price minus the stock purchase price plus the call option premium received.

The graph is included to illustrate a covered call strategy. Because the fund may sell call options with a variety of expiration dates and strikes, the actual profile of that strategy may vary from that depicted in the charts. For example, the income earned from the sale of options can vary relative to a comparative stock position where calls have not been sold and the reduced upside potential could begin at a higher, or lower stock position level than depicted above.

Fund Portfolio

The Fund’s principal holdings are described below:

The Kurv Yield Premium Strategy ExxonMobil (XOM) ETF
Portfolio Holdings (All options are based on the value of XOM)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of XOM at the time of purchase) to provide exposure to positive price returns of XOM.

If the stock of XOM increases, these options will generate corresponding increases to the Fund.

1-month to one-year expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of XOM at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by XOM.

1-month to one-year expiration dates
Sold (short) call option contracts

“out-of-the-money” (i.e., the strike price is approximately 5%-15% more than the then- current share price of XOM at the time of sale).

They may generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced. Selling short call option will generate a loss for the Fund if the underlying stock moves higher through the strike price of the call option contract.

1-month to one-year expiration dates
XOM Shares	Shares of XOM	N/A
Short-term Fixed Income Instruments and Cash

Fixed Income Instruments of varying maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Fixed Income Instruments include debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated corporate debt, floating-rate notes, money market funds and short-term fixed income ETFs. The maturity of the short-term instruments is less than 1-year.

These instruments may be used as collateral for the Fund’s derivative investments.

They may also generate income.

Average portfolio duration of this Fund normally varies from zero to three years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The market value of the cash and fixed income securities held by the Fund are expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets.

The Fund has adopted a non-fundamental policy to have at least 80% of its investment exposure, under normal circumstances, to XOM’s underlying stock and financial instruments with economic characteristics that provide exposure to the performance of XOM.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund is a unique investment product that may not be suitable for all investors. An investor should consider investing in the Fund if it, among other reasons, fully understands the risks inherent in an investment in the Fund’s Shares. There is no guarantee that the Fund, in the future will provide the opportunity for upside participation to the price exposure of underlying. There may be limits on upside participation to the price exposure of underlying under certain market conditions.

The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by XOM over the call period. This means that if XOM experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform XOM over the call period.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. In addition, an investor may lose its investment even if the strategy is properly implemented.

ExxonMobil Inc.

ExxonMobil’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be affected by a number of factors, whether currently known or unknown, including those described below. When any one or more of these risks materialize from time to time, the company’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be materially and adversely affected.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH EXXONMOBIL INC.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to XOM. As of the date of the Prospectus, XOM is assigned to the oil and gas industry.

This Prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of XOM. The common stock of ExxonMobil Inc. (XOM) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by XOM pursuant to the Exchange Act can be located at the SEC’s website at www.sec.gov. In addition, information regarding XOM may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Because the Fund has not yet launched, the performance section is omitted.
Kurv Yield Premium Strategy ExxonMobil (XOM) ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with all ETFs, there is the risk that you could lose money through your investment in the Fund.
Kurv Yield Premium Strategy ExxonMobil (XOM) ETF | Active Management Risk [Member]
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Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Kurv Yield Premium Strategy ExxonMobil (XOM) ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
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Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Kurv Yield Premium Strategy ExxonMobil (XOM) ETF | Call Writing Strategy Risk [Member]
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Call Writing Strategy Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of XOM above the exercise prices of the written options, but will continue to bear the risk of declines in the value of XOM. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stock over time. In addition, the Fund’s ability to sell shares of the underlying stock will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option.

The covered call strategy may be subject to imperfect matching or price correlation between the written options and the Underlying Fund, which could reduce the Fund’s returns. Exchanges may suspend the trading of options (for example due to volatile markets or if trading in the underlying stock is halted). If trading is suspended, the Fund may be unable to write or purchase options at times that may be desirable or advantageous to the Fund to do so. If the Fund is unable to extinguish the option position before exercise, the Fund may be required to deliver the corresponding shares of the underlying stock, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, this could lead to re-purchasing shares of the underlying stock or selling the corresponding options at a less favorable price than the fund might have received had the options been extinguished.

Kurv Yield Premium Strategy ExxonMobil (XOM) ETF | Counterparty Risk [Member]
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Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Kurv Yield Premium Strategy ExxonMobil (XOM) ETF | Covered Call Option Writing Risk [Member]
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Covered Call Option Writing Risk. By writing covered call options, in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the XOM above the exercise prices of such options, but will continue to bear the risk of declines in the value of the XOM. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error.

Kurv Yield Premium Strategy ExxonMobil (XOM) ETF | Credit Risk [Member]
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Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv Yield Premium Strategy ExxonMobil (XOM) ETF | Cybersecurity and Disaster Recovery Risks [Member]
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Cybersecurity and Disaster Recovery Risks. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund is susceptible to operational, information security, and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.

Kurv Yield Premium Strategy ExxonMobil (XOM) ETF | Derivatives Risk [Member]
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Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset or rate. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Kurv Yield Premium Strategy ExxonMobil (XOM) ETF | Distribution Risk [Member]
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Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Kurv Yield Premium Strategy ExxonMobil (XOM) ETF | Equity Risk [Member]
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Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Kurv Yield Premium Strategy ExxonMobil (XOM) ETF | Exchange Traded Fund Structure Risk [Member]
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Exchange Traded Fund Structure Risk. The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Kurv Yield Premium Strategy ExxonMobil (XOM) ETF | Fixed Income Securities Risk [Member]
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Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Kurv Yield Premium Strategy ExxonMobil (XOM) ETF | Interest Rate Risk [Member]
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Interest Rate Risk. The risk that fixed income securities and dividend paying equity securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv Yield Premium Strategy ExxonMobil (XOM) ETF | Liquidity Risk [Member]
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Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with XOM. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Kurv Yield Premium Strategy ExxonMobil (XOM) ETF | Market and Geopolitical Risk [Member]
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Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

Kurv Yield Premium Strategy ExxonMobil (XOM) ETF | Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Kurv Yield Premium Strategy ExxonMobil (XOM) ETF | NAV Erosion Risk Due to Distributions [Member]
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NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in Fund shares.

Kurv Yield Premium Strategy ExxonMobil (XOM) ETF | New Adviser Risk [Member]
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New Adviser Risk. The Adviser has only recently commenced managing ETFs. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser’s management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record of managing a mutual fund from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund.

Kurv Yield Premium Strategy ExxonMobil (XOM) ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Kurv Yield Premium Strategy ExxonMobil (XOM) ETF | Risk Nondiversified Status [Member]
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Non-Diversified Risk. The Fund is non-diversified. This means that the Fund, unlike a diversified fund, will have a larger portion of its assets exposed to the performance of a single stock than a diversified fund. Because a relatively high percentage of the Fund’s assets will be exposed to the performance of a single stock related to one economic sector, the Fund’s portfolio may be more susceptible to any single economic, or regulatory occurrence than the portfolio of a diversified fund.

Kurv Yield Premium Strategy ExxonMobil (XOM) ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Kurv Yield Premium Strategy ExxonMobil (XOM) ETF | Options Risk [Member]
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Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Kurv Yield Premium Strategy ExxonMobil (XOM) ETF | Pandemics Risk [Member]
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Pandemics Risk. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty.

Kurv Yield Premium Strategy ExxonMobil (XOM) ETF | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Kurv Yield Premium Strategy ExxonMobil (XOM) ETF | Price Participation Risk [Member]
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Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by XOM over the call period. This means that if XOM experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform XOM over the call period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by XOM over each call period, but has full exposure to any decreases in value experienced by XOM over the call period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of XOM. The degree of participation in XOM gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from call period to call period. The value of the options contracts is affected by changes in the value and dividend rates of XOM, changes in interest rates, changes in the actual or perceived volatility of XOM and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of XOM changes and time moves towards the expiration of each call period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of XOM. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the XOM will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by XOM. When an investor purchases and sells shares of the Fund, such purchases and sales may affect the investor’s performance in light of the Fund’s share price trailing, tracking or outperforming the underlying stock. For example, if an investor purchases shares or sells shares of the Fund immediately prior to, after or during the period the Sub-Adviser is entering in covered call transactions for the Fund may heighten the difference between the share price of that investor’s shares and the performance the underlying stock over the period the investor owns Fund shares.

Kurv Yield Premium Strategy ExxonMobil (XOM) ETF | Sector Risk [Member]
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Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Kurv Yield Premium Strategy ExxonMobil (XOM) ETF | Single Issuer Risk [Member]
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Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (XOM), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Kurv Yield Premium Strategy ExxonMobil (XOM) ETF | Tax Risk [Member]
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Tax Risk. The Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Kurv Yield Premium Strategy ExxonMobil (XOM) ETF | US Treasury Risk [Member]
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US Treasury Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Kurv Yield Premium Strategy ExxonMobil (XOM) ETF | Valuation Risk [Member]
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Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Kurv Yield Premium Strategy ExxonMobil (XOM) ETF | ExxonMobil Risk [Member]
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ExxonMobil Risk. ExxonMobil’s financial and operating results are subject to a variety of risks inherent in the global oil, gas, and petrochemical businesses, and the pursuit of lower-emission business opportunities. Many of these risk factors are not within the company’s control and could adversely affect its business, financial and operating results, or financial condition. These risk factors include:

The oil, gas, and petrochemical businesses are fundamentally commodity businesses. This means ExxonMobil’s operations and earnings may be significantly affected by changes in oil, gas, and petrochemical prices and by changes in margins on refined products. Oil, gas, petrochemical, and product prices and margins in turn depend on local, regional, and global events or conditions that affect supply and demand for the relevant commodity or product. Any material decline in oil or natural gas prices could have a material adverse effect on certain of the company’s operations, especially in the Upstream segment, which is organized and operates to explore for and produce oil and natural gas, and on its financial condition, and proved reserves. On the other hand, a material increase in oil or natural gas prices could have a material adverse effect on certain of the company’s operations, especially in the Downstream segment, which manufactures, trades and sells petroleum products, and Chemical segment, which manufactures and sells petrochemicals.

The demand for energy and petrochemicals is generally linked closely with broad-based economic activities and levels of prosperity. The occurrence of recessions or other periods of low or negative economic growth will typically have a direct adverse impact on ExxonMobil’s results.

Legal and Regulatory Compliance Risks - ExxonMobil’s business, results of operations and financial condition could be adversely impacted by unfavorable results of legal proceedings or government investigations. The company is subject to complex and changing laws and regulations worldwide, which exposes the company to potential liabilities, increased costs and other adverse effects on the company’s business. The technology industry, including, in some instances, the company, is subject to intense media, political and regulatory scrutiny, which exposes the company to increasing regulation, government investigations, legal actions and penalties. The company’s business is subject to a variety of U.S. and international laws, rules, policies and other obligations regarding data protection.

Financial Risks - ExxonMobil expects its quarterly net sales and results of operations to fluctuate. ExxonMobil’s financial performance is subject to risks associated with changes in the value of the U.S. dollar relative to local currencies. The company is exposed to credit risk and fluctuations in the values of its investment portfolio. The company is exposed to credit risk on its trade accounts receivable, vendor non-trade receivables and prepayments related to long-term supply agreements, and this risk is heightened during periods when economic conditions worsen. The company is subject to changes in tax rates, the adoption of new U.S. or international tax legislation and exposure to additional tax liabilities.

Kurv Yield Premium Strategy ExxonMobil (XOM) ETF | Energy Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Energy Sector Risk. The performance of the ExxonMobil Stock, and consequently the Fund’s performance, is subject to the risks of the energy sector. The market value of securities in the energy sector may decline for many reasons, including, among others, changes in energy prices, energy supply and demand, government regulations and energy conservation efforts. The energy sector has recently experienced increased volatility. In particular, significant market volatility in the crude oil markets as well as the oil futures markets resulted in the market price of the front month WTI crude oil futures contracts falling below zero for a period of time.

Kurv Yield Premium Strategy ExxonMobil (XOM) ETF | Kurv Yield Premium Strategy ExxonMobil (XOM) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	XOMY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[7]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.15%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 366
Kurv Yield Premium Strategy JPMorgan (JPM) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Kurv Yield Premium Strategy JPMorgan (JPM) ETF (TICKER: JPMY) - SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Kurv Yield Premium Strategy JPMorgan (JPM) ETF (the “Fund”) seeks to provide current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of JPMorgan Chase & Co. (“JPM” or “JPMorgan”), subject to a limit on potential investment gains.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). The fees are expressed as a percentage of the Fund’s average daily net assets. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund does not have any portfolio turnover because it has not yet launched.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the Fund’s initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in mutual funds and other exchange traded funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange traded fund that seeks current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of the common stock of JPMorgan Chase & Co. (“JPM”); however the strategy limits potential investment gains related to share price appreciation. The Fund seeks to employ its investment strategy as it relates to JPM in all market, economic, or other conditions. The Fund uses a synthetic covered call strategy to provide (1) income derived from options premiums and (2) exposure to the share price returns of JPM, subject to a limit on potential share price returns on JPM as a result of the nature of the options strategy it employs. To replicate the returns of the underlying stock, the Sub-Adviser will purchase at the money call options and sell put options with the same expiration date and the same strike price that may range from 1-12 months from expiry. The Fund from time to time may also invest directly in shares of JPM. In implementing the strategy, the Sub-Adviser actively manages the direct and synthetic long position of the Fund, deciding among other things the pricing and expiry of the call and put options used. The combined exposure to JPM shares created by synthetic long positions achieved through options and any direct investment in shares will not exceed 100% of the net assets of the fund. In addition, the Sub-Adviser makes active decisions for the Fund regarding how to gain long exposure via long stock positions or synthetic long positions or a combination of both. Options contracts must be exercised or traded to close within a specified time frame before the options contract expires. The Fund may hold cash and cash equivalents and/or the underlying stock from time to time when there are disruptions in the options markets making it difficult or impractical to employ a covered call strategy to synthetically track the underlying stock. In such situations, the Fund may better track the performance of the underlying stock by holding it directly until disruptions in the options markets cease. In addition to achieving a long position in JPM stock, either synthetically or through purchasing shares, the fund will hold positions in JPM options contracts as described below.

For more information, see sections “The Fund’s Use of JPM Option Contracts” and “Synthetic Covered Call Strategy” below.

An investment in the Fund is not an investment in JPM. The strategy employed to construct the Fund’s portfolio is designed to generate income; however the Fund may not fully participate in gains in JPM’s stock price. The use of options in the Fund’s strategy will limit any share price gains in JPM but the Fund remains subject to all potential share price losses in JPM which may not be offset by income the Fund receives. The performance of the Fund's shares may exceed, substantially track or trail the performance of JPM because the options transactions that the Fund enters may outperform or underperform the underlying stock's performance.

The Fund’s investment adviser is Kurv Investment Management LLC (“Kurv” or the “Adviser”) and the investment sub-adviser is NEOS Investment Management LLC (“NEOS” or the “Sub-Adviser”).

JPM Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund purchases and sells a combination of standardized exchange-traded and/or FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of JPM. The Fund will purchase call options and sell put options generally with 1-month to 12-month terms.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Fund – Exchange Traded Options Portfolio.”

All options contracts used by the Fund are based on the value of JPM, which gives the Fund the right or obligation to receive or deliver shares of JPM on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract. The Adviser may actively manage the written and purchased call options prior to expiration to potentially capture gains and minimize losses for the Fund due to the movement of JPM.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund implements a “synthetic covered call” strategy using either stock and/or the standardized exchange-traded and/or FLEX options described above. The Fund’s synthetic covered call strategy consists of the following three elements, which are described in more detail below:

●	Cash and/or Synthetic long exposure to JPM, which allows the Fund to seek to participate in the changes, up or down, in the price of JPM’s stock.

●	Covered call writing (where JPM call options are sold against the cash and/or synthetic long portion of the strategy), which allows the Fund to generate income.

●	Short-dated fixed income instruments, which are used for collateral for the options, and which also generate income.

Cash and/or Synthetic Long Exposure

The Fund may gain long exposure via purchasing JPM shares or creating a synthetic long position. To achieve a synthetic long exposure to JPM, the Fund buys JPM call options and, simultaneously, sells JPM put options to try to replicate the price movements of JPM. The combination of the long call options and sold put options seek to provide the Fund with investment exposure equal to approximately 100% of JPM for the duration of the applicable options exposure. The call options the Fund buys and the put options it sells will be at the same strike price in the same amount and have the same expiration.

Covered Call Writing

As part of its strategy, the Fund writes (sells) call option contracts on JPM to generate income. If the fund gains long exposure synthetically, since the Fund does not directly own JPM, these written call options will be sold short (i.e., selling a position it does not currently own).

It is important to note that the sale of the JPM call option contracts will limit the Fund’s participation in the appreciation in JPM’s stock price. If the stock price of JPM increases, the above-referenced synthetic and/or holding the underlying stock directly would allow the Fund to experience similar percentage gains. However, if JPM’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic and long stock exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic and/or long stock exposure to JPM and the sold (short) JPM call positions) will limit the Fund’s participation in gains in the JPM stock price beyond a certain point.

When the Fund engages in covered call writing with respect to JPM, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase JPM on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. The notional principal amount of written call options will not exceed the principal amount of the synthetic or long stock position in JPM.

Short-dated Fixed Income Instruments

The Fund holds cash and short-term fixed income securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund earns interest income on these holdings, which will be driven by interest rates at the time of investment. Short-term fixed income securities may be debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated U.S. corporate debt, floating-rate notes, money market funds and short-term U.S. fixed income ETFs. Any instrument held by the Fund will be rated investment grade or of comparable quality.

Fund’s Monthly Distributions

The Fund seeks to provide monthly income in the form of distributions to shareholders. The Fund seeks to generate such income which consists of two primary components, as follows:

●	Premium from writing (selling) call option contracts on JPM as described above. This income made on the Fund's options transactions will depend on the volatility of JPM and thus its price return. JPM stock, although other factors, including interest rates, will also impact the level of income.
●	Interest from investing in short-term fixed income securities. This income will be driven by interest rates at the time of investment.

To the extent the Fund holds shares of JPM directly, income may also be generated from dividend distributions.

Fund’s Return Profile vs JPM

For the reasons stated above, the Fund’s performance will differ from that of JPM’s stock price. The performance differences will depend on, among other things, the price of JPM, changes in the price of the JPM options contracts the Fund has purchased and sold, the extent to which JPM owns shares directly and changes in the value of the fixed income securities in the portfolio.

Below is a chart plot showing the expected return profile of a share of the Fund as compared to the underlying stock:

The above payoff graph illustrates the option position’s total profit or loss (y-axis) depending on the price of the underlying stock (x-axis). The strike price of an option is the price at which a put or call option can be exercised. “Breakeven point” is the stock purchase price minus the premium received from call option sale. The maximum profit potential of a covered call is achieved if the stock price is at or above the strike price of the call at expiration. Maximum profit is equal to the premium received from the call option sale plus the difference between the strike price and the stock purchase price. Profit potential is capped and remains constant when the stock price is greater than the strike price.

Below the strike price, the line slopes downward as the payoff falls in proportion with the stock price. If the underlying stock price is below the breakeven price at expiration, the covered call strategy will result in a loss. The loss will be equal to the ending stock price minus the stock purchase price plus the call option premium received.

The graph is included to illustrate a covered call strategy. Because the fund may sell call options with a variety of expiration dates and strikes, the actual profile of that strategy may vary from that depicted in the charts. For example, the income earned from the sale of options can vary relative to a comparative stock position where calls have not been sold and the reduced upside potential could begin at a higher, or lower stock position level than depicted above.

Fund Portfolio

The Fund’s principal holdings are described below:

The Kurv Yield Premium Strategy JPMorgan (JPM) ETF
Portfolio Holdings (All options are based on the value of JPM)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of JPM at the time of purchase) to provide exposure to positive price returns of JPM.

If the stock of JPM increases, these options will generate corresponding increases to the Fund.

1-month to one-year expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of JPM at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by JPM.

1-month to one-year expiration dates
Sold (short) call option contracts

“out-of-the-money” (i.e., the strike price is approximately 5%-15% more than the then- current share price of JPM at the time of sale).

They may generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced. Selling short call option will generate a loss for the Fund if the underlying stock moves higher through the strike price of the call option contract.

1-month to one-year expiration dates
JPM Shares	Shares of JPM	N/A
Short-term Fixed Income Instruments and Cash

Fixed Income Instruments of varying maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Fixed Income Instruments include debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated corporate debt, floating-rate notes, money market funds and short-term fixed income ETFs. The maturity of the short-term instruments is less than 1-year.

These instruments may be used as collateral for the Fund’s derivative investments.

They may also generate income.

Average portfolio duration of this Fund normally varies from zero to three years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The market value of the cash and fixed income securities held by the Fund are expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets.

The Fund has adopted a non-fundamental policy to have at least 80% of its investment exposure, under normal circumstances, to JPM’s underlying stock and financial instruments with economic characteristics that provide exposure to the performance of JPM.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund is a unique investment product that may not be suitable for all investors. An investor should consider investing in the Fund if it, among other reasons, fully understands the risks inherent in an investment in the Fund’s Shares. There is no guarantee that the Fund, in the future will provide the opportunity for upside participation to the price exposure of underlying. There may be limits on upside participation to the price exposure of underlying under certain market conditions.

The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by JPM over the call period. This means that if JPM experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform JPM over the call period.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. In addition, an investor may lose its investment even if the strategy is properly implemented.

JPMorgan Chase & Co.

JPMorgan’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be affected by a number of factors, whether currently known or unknown, including those described below. When any one or more of these risks materialize from time to time, the company’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be materially and adversely affected.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH JPMORGAN CHASE & CO.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to JPM. As of the date of the Prospectus, JPM is assigned to the financial services industry.

This Prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of JPM. The common stock of JPMorgan Chase & Co. (JPM) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by JPM pursuant to the Exchange Act can be located at the SEC’s website at www.sec.gov. In addition, information regarding JPM may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Because the Fund has not yet launched, the performance section is omitted.
Kurv Yield Premium Strategy JPMorgan (JPM) ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with all ETFs, there is the risk that you could lose money through your investment in the Fund.
Kurv Yield Premium Strategy JPMorgan (JPM) ETF | Active Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Kurv Yield Premium Strategy JPMorgan (JPM) ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Kurv Yield Premium Strategy JPMorgan (JPM) ETF | Call Writing Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Call Writing Strategy Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of JPM above the exercise prices of the written options, but will continue to bear the risk of declines in the value of JPM. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stock over time. In addition, the Fund’s ability to sell shares of the underlying stock will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option.

The covered call strategy may be subject to imperfect matching or price correlation between the written options and the Underlying Fund, which could reduce the Fund’s returns. Exchanges may suspend the trading of options (for example due to volatile markets or if trading in the underlying stock is halted). If trading is suspended, the Fund may be unable to write or purchase options at times that may be desirable or advantageous to the Fund to do so. If the Fund is unable to extinguish the option position before exercise, the Fund may be required to deliver the corresponding shares of the underlying stock, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, this could lead to re-purchasing shares of the underlying stock or selling the corresponding options at a less favorable price than the fund might have received had the options been extinguished.

Kurv Yield Premium Strategy JPMorgan (JPM) ETF | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Kurv Yield Premium Strategy JPMorgan (JPM) ETF | Covered Call Option Writing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Covered Call Option Writing Risk. By writing covered call options, in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the JPM above the exercise prices of such options, but will continue to bear the risk of declines in the value of the JPM. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error.

Kurv Yield Premium Strategy JPMorgan (JPM) ETF | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv Yield Premium Strategy JPMorgan (JPM) ETF | Cybersecurity and Disaster Recovery Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity and Disaster Recovery Risks. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund is susceptible to operational, information security, and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.

Kurv Yield Premium Strategy JPMorgan (JPM) ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset or rate. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Kurv Yield Premium Strategy JPMorgan (JPM) ETF | Distribution Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Kurv Yield Premium Strategy JPMorgan (JPM) ETF | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Kurv Yield Premium Strategy JPMorgan (JPM) ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Exchange Traded Fund Structure Risk. The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Kurv Yield Premium Strategy JPMorgan (JPM) ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Kurv Yield Premium Strategy JPMorgan (JPM) ETF | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. The risk that fixed income securities and dividend paying equity securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv Yield Premium Strategy JPMorgan (JPM) ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with JPM. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Kurv Yield Premium Strategy JPMorgan (JPM) ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

Kurv Yield Premium Strategy JPMorgan (JPM) ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Kurv Yield Premium Strategy JPMorgan (JPM) ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in Fund shares.

Kurv Yield Premium Strategy JPMorgan (JPM) ETF | New Adviser Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Adviser Risk. The Adviser has only recently commenced managing ETFs. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser’s management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record of managing a mutual fund from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund.

Kurv Yield Premium Strategy JPMorgan (JPM) ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Kurv Yield Premium Strategy JPMorgan (JPM) ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversified Risk. The Fund is non-diversified. This means that the Fund, unlike a diversified fund, will have a larger portion of its assets exposed to the performance of a single stock than a diversified fund. Because a relatively high percentage of the Fund’s assets will be exposed to the performance of a single stock related to one economic sector, the Fund’s portfolio may be more susceptible to any single economic, or regulatory occurrence than the portfolio of a diversified fund.

Kurv Yield Premium Strategy JPMorgan (JPM) ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Kurv Yield Premium Strategy JPMorgan (JPM) ETF | Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Kurv Yield Premium Strategy JPMorgan (JPM) ETF | Pandemics Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Pandemics Risk. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty.

Kurv Yield Premium Strategy JPMorgan (JPM) ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Kurv Yield Premium Strategy JPMorgan (JPM) ETF | Price Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by JPM over the call period. This means that if JPM experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform JPM over the call period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by JPM over each call period, but has full exposure to any decreases in value experienced by JPM over the call period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of JPM. The degree of participation in JPM gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from call period to call period. The value of the options contracts is affected by changes in the value and dividend rates of JPM, changes in interest rates, changes in the actual or perceived volatility of JPM and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of JPM changes and time moves towards the expiration of each call period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of JPM. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the JPM will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by JPM. When an investor purchases and sells shares of the Fund, such purchases and sales may affect the investor's performance in light of the Fund's share price trailing, tracking or outperforming the underlying stock. For example, if an investor purchases shares or sells shares of the Fund immediately prior to, after or during the period the Sub-Adviser is entering in covered call transactions for the Fund may heighten the difference between the share price of that investor’s shares and the performance the underlying stock over the period the investor owns Fund shares.

Kurv Yield Premium Strategy JPMorgan (JPM) ETF | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Kurv Yield Premium Strategy JPMorgan (JPM) ETF | Single Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (JPM), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Kurv Yield Premium Strategy JPMorgan (JPM) ETF | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk. The Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Kurv Yield Premium Strategy JPMorgan (JPM) ETF | US Treasury Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

US Treasury Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Kurv Yield Premium Strategy JPMorgan (JPM) ETF | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Kurv Yield Premium Strategy JPMorgan (JPM) ETF | JPMorgan Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

JPMorgan Risk. The principal risk factors that could adversely affect JPMorgan’s business, results of operations, financial condition, capital position, liquidity, competitive position or reputation include:

●	Risks related to the COVID-19 pandemic, including the ongoing effects of the pandemic which could harm the global economy and negatively affect JPMorgan Chase’s businesses.

●	Regulatory risks, including the impact that applicable laws, rules and regulations in the highly-regulated financial services industry, as well as changes to or in the application, interpretation or enforcement of those laws, rules and regulations, can have on JPMorgan Chase’s business and operations; the ways in which differences in financial services regulation in different jurisdictions or with respect to certain competitors can disadvantage JPMorgan’s business; the penalties and collateral consequences, and higher compliance and operational costs, that JPMorgan Chase may incur when resolving a regulatory investigation; risks associated with complying with anti-money laundering, economic sanctions and anti-corruption laws; the ways in which less predictable legal and regulatory frameworks in certain countries can negatively impact JPMorgan’s operations and financial results; and the losses that security holders will absorb if JPMorgan Chase were to enter into a resolution.

Political risks, including the potential negative effects on JPMorgan Chase’s businesses due to economic uncertainty or instability caused by  political developments.

●	Market risks, including the effects that economic and market events and conditions, governmental policies, changes in interest rates and credit spreads, and market fluctuations can have on JPMorgan Chase’s consumer and wholesale businesses and its investment and market-making positions.

●	Credit risks, including potential negative effects from adverse changes in the financial condition of clients, customers, counterparties, custodians and central counterparties; and the potential for losses due to declines in the value of collateral in stressed market conditions or from concentrations of credit and market risk.

●	Liquidity risks, including the risk that JPMorgan’s liquidity could be impaired by market-wide illiquidity or disruption, unforeseen liquidity or capital requirements, the inability to sell assets, default by a significant market participant, unanticipated outflows of cash or collateral, or lack of market or customer confidence in JPMorgan; the dependence of JPMorgan Chase & Co. on the cash flows of its subsidiaries; the adverse effects that any downgrade in any of JPMorgan Chase’s credit ratings may have on its liquidity and cost of funding; and potential negative impacts on JPMorgan’s funding, investments and financial products, as well as litigation risks, associated with the transition from U.S. dollar LIBOR and other benchmark rates.

●	Capital risks, including the risk that any failure by or inability of JPMorgan to maintain the required level and composition of capital, or unfavorable changes in applicable capital requirements, could limit JPMorgan’s ability to distribute capital to shareholders or to support its business activities.

●	Operational risks, including risks associated with JPMorgan’s dependence on its operational systems and the competence, integrity, health and safety of its employees, as well as the systems and employees of third parties and service providers; the potential negative effects of failing to identify and address operational risks related to the introduction of or changes to products, services and delivery platforms; risks from JPMorgan’s exposure to operational systems of third parties; legal and regulatory risks related to safeguarding personal information; the harm that could be caused by a successful cyber attack affecting JPMorgan or by other extraordinary events; risks associated with JPMorgan’s risk management framework, its models and estimations and associated judgments used in its stress testing and financial statements, and controls over disclosure and financial reporting; and potential adverse effects of failing to comply with heightened regulatory and other standards for the oversight of vendors and other service providers.

●	Strategic risks, including the damage to JPMorgan’s competitive standing and results that could occur if management fails to develop and execute effective business strategies; risks associated with the significant and increasing competition that JPMorgan faces; and the potential adverse impacts of climate change on JPMorgan’s business operations, clients and customers.

●	Conduct risks, including the negative impact that can result from the failure of employees to conduct themselves in accordance with JPMorgan’s expectations, policies and practices.

●	Reputation risks, including the potential adverse effects on JPMorgan’s relationships with its clients, customers, shareholders, regulators and other stakeholders that could arise from employee misconduct, security breaches, inadequate risk management, compliance or operational failures, litigation and regulatory investigations, failure to satisfy expectations concerning social and environmental concerns, failure to effectively manage conflicts of interest or to satisfy fiduciary obligations, or other factors that could damage JPMorgan’s reputation.

●	Country risks, including potential impacts on JPMorgan’s businesses from an outbreak or escalation of hostilities between countries or within a country or region; and the potential adverse effects of local economic, political, regulatory and social factors on JPMorgan’s business and revenues in certain countries.

●	People risks, including the criticality of attracting and retaining qualified and diverse employees; and the potential adverse effects of unfavorable changes in immigration or travel policies on JPMorgan’s workforce.

●	Legal risks relating to litigation and regulatory and government investigations.

Legal and Regulatory Compliance Risks -JPMorgan’s business, results of operations and financial condition could be adversely impacted by unfavorable results of legal proceedings or government investigations. The company is subject to complex and changing laws and regulations worldwide, which exposes the company to potential liabilities, increased costs and other adverse effects on the company’s business. The technology industry, including, in some instances, the company, is subject to intense media, political and regulatory scrutiny, which exposes the company to increasing regulation, government investigations, legal actions and penalties. The company’s business is subject to a variety of U.S. and international laws, rules, policies and other obligations regarding data protection.

Financial Risks - JPMorgan expects its quarterly net sales and results of operations to fluctuate. The Company’s financial performance is subject to risks associated with changes in the value of the U.S. dollar relative to local currencies. The company is exposed to credit risk and fluctuations in the values of its investment portfolio. The company is exposed to credit risk on its trade accounts receivable, vendor non-trade receivables and prepayments related to long-term supply agreements, and this risk is heightened during periods when economic conditions worsen. The company is subject to changes in tax rates, the adoption of new U.S. or international tax legislation and exposure to additional tax liabilities.

Kurv Yield Premium Strategy JPMorgan (JPM) ETF | Financial Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Financial Sector Risk. Performance of companies in the financial sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financial sector as a whole cannot be predicted.

Kurv Yield Premium Strategy JPMorgan (JPM) ETF | Kurv Yield Premium Strategy JPMorgan (JPM) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JPMY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[9]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.15%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[10]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 366
Kurv Yield Premium Strategy Microsoft (MSFT) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Kurv Yield Premium Strategy Microsoft (MSFT) ETF (TICKER: MSFY) - SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Kurv Yield Premium Strategy Microsoft (MSFT) ETF (the “Fund”) seeks to provide current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Microsoft Corporation (“MSFT” or “Microsoft”), subject to a limit on potential investment gains.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). The fees are expressed as a percentage of the Fund’s average daily net assets. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund does not have any portfolio turnover because it has not yet launched.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the Fund’s initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in mutual funds and other exchange traded funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange traded fund that seeks current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of the common stock of Microsoft Corporation (“MSFT”); however the strategy limits potential investment gains related to share price appreciation. The Fund seeks to employ its investment strategy as it relates to MSFT in all market, economic, or other conditions. The Fund uses a synthetic covered call strategy to provide (1) income derived from options premiums and (2) exposure to the share price returns of MSFT, subject to a limit on potential share price returns on MSFT as a result of the nature of the options strategy it employs. To replicate the returns of the underlying stock, the Sub-Adviser will purchase at the money call options and sell put options with the same expiration date and the same strike price that may range from 1-12 months from expiry. The Fund from time to time may also invest directly in shares of MSFT. In implementing the strategy, the Sub-Adviser actively manages the direct and synthetic long position of the Fund, deciding among other things the pricing and expiry of the call and put options used. The combined exposure to MSFT shares created by synthetic long positions achieved through options and any direct investment in shares will not exceed 100% of the net assets of the fund. In addition, the Sub-Adviser makes active decisions for the Fund regarding how to gain long exposure via long stock positions or synthetic long positions or a combination of both. Options contracts must be exercised or traded to close within a specified time frame before the options contract expires. The Fund may hold cash and cash equivalents and/or the underlying stock from time to time when there are disruptions in the options markets making it difficult or impractical to employ a covered call strategy to synthetically track the underlying stock. In such situations, the Fund may better track the performance of the underlying stock by holding it directly until disruptions in the options markets cease. In addition to achieving a long position in MSFT stock, either synthetically or through purchasing shares, the fund will hold positions in MSFT options contracts as described below.

For more information, see sections “The Fund’s Use of MSFT Option Contracts” and “Synthetic Covered Call Strategy” below.

An investment in the Fund is not an investment in MSFT. The strategy employed to construct the Fund’s portfolio is designed to generate income; however the Fund may not fully participate in gains in MSFT’s stock price. The use of options in the Fund’s strategy will limit any share price gains in MSFT but the Fund remains subject to all potential share price losses in MSFT which may not be offset by income the Fund receives. The performance of the Fund’s shares may exceed, substantially track or trail the performance of MSFT because the options transactions that the Fund enters may outperform or underperform the underlying stock’s performance.

The Fund’s investment adviser is Kurv Investment Management LLC (“Kurv” or the “Adviser”) and the investment sub-adviser is NEOS Investment Management LLC (“NEOS” or the “Sub-Adviser”).

MSFT Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund purchases and sells a combination of standardized exchange-traded and/or FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of MSFT. The Fund will purchase call options and sell put options generally with 1-month to 12-month terms.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Fund – Exchange Traded Options Portfolio.”

All options contracts used by the Fund are based on the value of MSFT, which gives the Fund the right or obligation to receive or deliver shares of MSFT on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract. The Adviser may actively manage the written and purchased call options prior to expiration to potentially capture gains and minimize losses for the Fund due to the movement of MSFT.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund implements a “synthetic covered call” strategy using either stock and/or the standardized exchange-traded and/or FLEX options described above. The Fund’s synthetic covered call strategy consists of the following three elements, which are described in more detail below:

●	Cash and/or Synthetic long exposure to MSFT, which allows the Fund to seek to participate in the changes, up or down, in the price of MSFT’s stock.

●	Covered call writing (where MSFT call options are sold against the cash and/or synthetic long portion of the strategy), which allows the Fund to generate income.

●	Short-dated fixed income instruments, which are used for collateral for the options, and which also generate income.

Cash and/or Synthetic Long Exposure

The Fund may gain long exposure via purchasing MSFT shares or creating a synthetic long position. To achieve a synthetic long exposure to MSFT, the Fund buys MSFT call options and, simultaneously, sells MSFT put options to try to replicate the price movements of MSFT. The combination of the long call options and sold put options seek to provide the Fund with investment exposure equal to approximately 100% of MSFT for the duration of the applicable options exposure. The call options the Fund buys and the put options it sells will be at the same strike price in the same amount and have the same expiration.

Covered Call Writing

As part of its strategy, the Fund writes (sells) call option contracts on MSFT to generate income. If the fund gains long exposure synthetically, since the Fund does not directly own MSFT, these written call options will be sold short (i.e., selling a position it does not currently own).

It is important to note that the sale of the MSFT call option contracts will limit the Fund’s participation in the appreciation in MSFT’s stock price. If the stock price of MSFT increases, the above-referenced synthetic and/or holding the underlying stock directly would allow the Fund to experience similar percentage gains. However, if MSFT’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic and long stock exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic and/or long stock exposure to MSFT and the sold (short) MSFT call positions) will limit the Fund’s participation in gains in the MSFT stock price beyond a certain point.

When the Fund engages in covered call writing with respect to MSFT, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase MSFT on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. The notional principal amount of written call options will not exceed the principal amount of the synthetic or long stock position in MSFT.

Short-dated Fixed Income Instruments

The Fund holds cash and short-term fixed income securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund earns interest income on these holdings, which will be driven by interest rates at the time of investment. Short-term fixed income securities may be debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated U.S. corporate debt, floating-rate notes, money market funds and short-term U.S. fixed income ETFs. Any instrument held by the Fund will be rated investment grade or of comparable quality.

Fund’s Monthly Distributions

The Fund seeks to provide monthly income in the form of distributions to shareholders. The Fund seeks to generate such income which consists of two primary components, as follows:

●	Premium from writing (selling) call option contracts on MSFT as described above. This income made on the Fund’s options transactions will depend on the volatility of MSFT and thus its price return. MSFT stock, although other factors, including interest rates, will also impact the level of income.

●	Interest from investing in short-term fixed income securities. This income will be driven by interest rates at the time of investment.

To the extent the Fund holds shares of MSFT directly, income may also be generated from dividend distributions.

Fund’s Return Profile vs MSFT

For the reasons stated above, the Fund’s performance will differ from that of MSFT’s stock price. The performance differences will depend on, among other things, the price of MSFT, changes in the price of the MSFT options contracts the Fund has purchased and sold, the extent to which MSFT owns shares directly and changes in the value of the fixed income securities in the portfolio.

Below is a chart plot showing the expected return profile of a share of the Fund as compared to the underlying stock:

The above payoff graph illustrates the option position’s total profit or loss (y-axis) depending on the price of the underlying stock (x-axis). The strike price of an option is the price at which a put or call option can be exercised. “Breakeven point” is the stock purchase price minus the premium received from call option sale. The maximum profit potential of a covered call is achieved if the stock price is at or above the strike price of the call at expiration. Maximum profit is equal to the premium received from the call option sale plus the difference between the strike price and the stock purchase price. Profit potential is capped and remains constant when the stock price is greater than the strike price.

Below the strike price, the line slopes downward as the payoff falls in proportion with the stock price. If the underlying stock price is below the breakeven price at expiration, the covered call strategy will result in a loss. The loss will be equal to the ending stock price minus the stock purchase price plus the call option premium received.

The graph is included to illustrate a covered call strategy. Because the fund may sell call options with a variety of expiration dates and strikes, the actual profile of that strategy may vary from that depicted in the charts. For example, the income earned from the sale of options can vary relative to a comparative stock position where calls have not been sold and the reduced upside potential could begin at a higher, or lower stock position level than depicted above.

Fund Portfolio

The Fund’s principal holdings are described below:

The Kurv Yield Premium Strategy Microsoft (MSFT) ETF
Portfolio Holdings (All options are based on the value of MSFT)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of MSFT at the time of purchase) to provide exposure to positive price returns of MSFT.

If the stock of MSFT increases, these options will generate corresponding increases to the Fund.

1-month to one-year expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of MSFT at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by MSFT.

1-month to one-year expiration dates
Sold (short) call option contracts

“out-of-the-money” (i.e., the strike price is approximately 5%-15% more than the then- current share price of MSFT at the time of sale).

They may generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced. Selling short call option will generate a loss for the Fund if the underlying stock moves higher through the strike price of the call option contract.

1-month to one-year expiration dates
MSFT Shares	Shares of MSFT	N/A
Short-term Fixed Income Instruments and Cash

Fixed Income Instruments of varying maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Fixed Income Instruments include debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated corporate debt, floating-rate notes, money market funds and short-term fixed income ETFs. The maturity of the short-term instruments is less than 1-year.

These instruments may be used as collateral for the Fund’s derivative investments.

They may also generate income.

Average portfolio duration of this Fund normally varies from zero to three years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The market value of the cash and fixed income securities held by the Fund are expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets.

The Fund has adopted a non-fundamental policy to have at least 80% of its investment exposure, under normal circumstances, to MSFT’s underlying stock and financial instruments with economic characteristics that provide exposure to the performance of MSFT.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund is a unique investment product that may not be suitable for all investors. An investor should consider investing in the Fund if it, among other reasons, fully understands the risks inherent in an investment in the Fund’s Shares. There is no guarantee that the Fund, in the future will provide the opportunity for upside participation to the price exposure of underlying. There may be limits on upside participation to the price exposure of underlying under certain market conditions.

The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by MSFT over the call period. This means that if MSFT experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform MSFT over the call period.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. In addition, an investor may lose its investment even if the strategy is properly implemented.

Microsoft Corporation

Microsoft’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be affected by a number of factors, whether currently known or unknown, including those described below. When any one or more of these risks materialize from time to time, the company’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be materially and adversely affected.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH MICROSOFT CORPORATION.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to MSFT. As of the date of the Prospectus, MSFT is assigned to the software-infrastructure industry.

This Prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of MSFT. The common stock of Microsoft Corporation (MSFT) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by MSFT pursuant to the Exchange Act can be located at the SEC’s website at www.sec.gov. In addition, information regarding MSFT may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Because the Fund has not yet launched, the performance section is omitted.
Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with all ETFs, there is the risk that you could lose money through your investment in the Fund.
Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Active Management Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Call Writing Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Call Writing Strategy Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of MSFT above the exercise prices of the written options, but will continue to bear the risk of declines in the value of MSFT. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stock over time. In addition, the Fund’s ability to sell shares of the underlying stock will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option.

The covered call strategy may be subject to imperfect matching or price correlation between the written options and the Underlying Fund, which could reduce the Fund’s returns. Exchanges may suspend the trading of options (for example due to volatile markets or if trading in the underlying stock is halted). If trading is suspended, the Fund may be unable to write or purchase options at times that may be desirable or advantageous to the Fund to do so. If the Fund is unable to extinguish the option position before exercise, the Fund may be required to deliver the corresponding shares of the underlying stock, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, this could lead to re-purchasing shares of the underlying stock or selling the corresponding options at a less favorable price than the fund might have received had the options been extinguished.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Counterparty Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Covered Call Option Writing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Covered Call Option Writing Risk. By writing covered call options, in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the MSFT above the exercise prices of such options, but will continue to bear the risk of declines in the value of the MSFT. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Cybersecurity and Disaster Recovery Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity and Disaster Recovery Risks. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund is susceptible to operational, information security, and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset or rate. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Distribution Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Exchange Traded Fund Structure Risk. The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. The risk that fixed income securities and dividend paying equity securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with MSFT. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Market and Geopolitical Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in Fund shares.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | New Adviser Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

New Adviser Risk. The Adviser has only recently commenced managing ETFs. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser’s management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record of managing a mutual fund from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | New Fund Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversified Risk. The Fund is non-diversified. This means that the Fund, unlike a diversified fund, will have a larger portion of its assets exposed to the performance of a single stock than a diversified fund. Because a relatively high percentage of the Fund’s assets will be exposed to the performance of a single stock related to one economic sector, the Fund’s portfolio may be more susceptible to any single economic, or regulatory occurrence than the portfolio of a diversified fund.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Pandemics Risk [Member]
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Pandemics Risk. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Price Participation Risk [Member]
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Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by MSFT over the call period. This means that if MSFT experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform MSFT over the call period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by MSFT over each call period, but has full exposure to any decreases in value experienced by MSFT over the call period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of MSFT. The degree of participation in MSFT gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from call period to call period. The value of the options contracts is affected by changes in the value and dividend rates of MSFT, changes in interest rates, changes in the actual or perceived volatility of MSFT and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of MSFT changes and time moves towards the expiration of each call period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of MSFT. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the MSFT will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by MSFT. When an investor purchases and sells shares of the Fund, such purchases and sales may affect the investor’s performance in light of the Fund’s share price trailing, tracking or outperforming the underlying stock. For example, if an investor purchases shares or sells shares of the Fund immediately prior to, after or during the period the Sub-Adviser is entering in covered call transactions for the Fund may heighten the difference between the share price of that investor’s shares and the performance the underlying stock over the period the investor owns Fund shares.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Sector Risk [Member]
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Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Information Technology Sector Risk [Member]
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Information Technology Sector Risk. The Fund may be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent protection and the expiration of patents may adversely affect the profitability of these companies.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Single Issuer Risk [Member]
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Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (MSFT), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Tax Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Tax Risk. The Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | US Treasury Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

US Treasury Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Microsoft Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Microsoft Risk. Microsoft’s business can be impacted by political events, trade and other international disputes, war, terrorism, natural disasters, public health issues, industrial accidents and other business interruptions.

Global markets for Microsoft’s products and services are highly competitive and subject to rapid technological change, and the company may be unable to compete effectively in these markets.

Business Risks - To remain competitive and stimulate customer demand, Microsoft must successfully manage frequent introductions and transitions of products and services. The company depends on component and product manufacturing and logistical services provided by outsourcing partners, many of which are located outside of the U.S.

Future operating results depend upon the company’s ability to obtain components in sufficient quantities on commercially reasonable terms. Microsoft’s products and services may be affected from time to time by design and manufacturing defects that could materially adversely affect the Company’s business and result in harm to the company’s reputation. The company is exposed to the risk of write-downs on the value of its inventory and other assets, in addition to purchase commitment cancellation risk. The company relies on access to third-party intellectual property, which may not be available to the company on commercially reasonable terms or at all. The company’s future performance depends in part on support from third-party software developers. Failure to obtain or create digital content that appeals to the company’s customers, or to make such content available on commercially reasonable terms, could have a material adverse impact on the company’s business, results of operations and financial condition. The company’s success depends largely on the continued service and availability of highly skilled employees, including key personnel. The company depends on the performance of carriers, wholesalers, retailers and other resellers. The company’s business and reputation are impacted by information technology system failures and network disruptions. Losses or unauthorized access to or releases of confidential information, including personal information, could subject the company to significant reputational, financial, legal and operational consequences. Investment in new business strategies and acquisitions could disrupt the company’s ongoing business, present risks not originally contemplated and adversely affect the company’s business, reputation, results of operations and financial condition. The company’s retail stores have required and will continue to require a substantial investment and commitment of resources and are subject to numerous risks and uncertainties.

Legal and Regulatory Compliance Risks - Microsoft’s business, results of operations and financial condition could be adversely impacted by unfavorable results of legal proceedings or government investigations. The company is subject to complex and changing laws and regulations worldwide, which exposes the company to potential liabilities, increased costs and other adverse effects on the company’s business. The technology industry, including, in some instances, the company, is subject to intense media, political and regulatory scrutiny, which exposes the company to increasing regulation, government investigations, legal actions and penalties. The company’s business is subject to a variety of U.S. and international laws, rules, policies and other obligations regarding data protection.

Financial Risks - Microsoft expects its quarterly net sales and results of operations to fluctuate. The Company’s financial performance is subject to risks associated with changes in the value of the U.S. dollar relative to local currencies. The company is exposed to credit risk and fluctuations in the values of its investment portfolio. The company is exposed to credit risk on its trade accounts receivable, vendor non-trade receivables and prepayments related to long-term supply agreements, and this risk is heightened during periods when economic conditions worsen. The company is subject to changes in tax rates, the adoption of new U.S. or international tax legislation and exposure to additional tax liabilities.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Kurv Yield Premium Strategy Microsoft (MSFT) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MSFY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[11]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.15%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[12]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 366

[1]	Other Expenses are estimated for the Fund’s initial fiscal year.
[2]	The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund until December 31, 2024, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 0.99%, of average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the adviser.
[3]	Other Expenses are estimated for the Fund’s initial fiscal year.
[4]	The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund until December 31, 2024, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 0.99%, of average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the adviser.
[5]	Other Expenses are estimated for the Fund’s initial fiscal year.
[6]	The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund until December 31, 2024, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 0.99%, of average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the adviser.
[7]	Other Expenses are estimated for the Fund’s initial fiscal year.
[8]	The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund until December 31, 2024, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 0.99%, of average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the adviser.
[9]	Other Expenses are estimated for the Fund’s initial fiscal year.
[10]	The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund until December 31, 2024, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 0.99%, of average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the adviser.
[11]	Other Expenses are estimated for the Fund’s initial fiscal year.
[12]	The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund until December 31, 2024, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 0.99%, of average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the adviser.